1940 Act File No. 811-9597
                                                    1933 Act File No. 33-_____


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                                       Pre-Effective Amendment No.     [ ]

                                       Post-Effective Amendment No.    [ ]


                        LORD ABBETT LARGE-CAP GROWTH FUND
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                 (800) 201-6984
                        (Area Code and Telephone Number)

                                90 Hudson Street
                       Jersey City, New Jersey 07302-3972
                     (Address of Principal Executive offices
                              Number, Street, City,
                                State, Zip Code)

                       Lawrence H. Kaplan, Vice President
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3972
                     (Address of Principal Executive offices
                              Number, Street, City,
                                State, Zip Code)


            Approximate Date of Proposed Public Offering: AS SOON AS
         PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                        UNDER THE SECURITIES ACT OF 1933.

      CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST WITH NO PAR VALUE. NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE
 PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED JULY 31,
                2000 WILL BE FILED ON OR ABOUT OCTOBER 31, 2000


   THIS FILING WILL BECOME EFFECTIVE ON MARCH 31, 2000, PURSUANT TO RULE 488



                              CROSS-REFERENCE SHEET
           (Pursuant to Rule 481(a) under the Securities Act of 1933)

                   (ADD CROSS-REFERENCE SHEET FROM THE PROXY)


PART A    ITEM CAPTION                                           PROSPECTUS CAPTION
ITEM
NO.

1         Beginning of Registration Statement and Outside
          Front Cover Page of Prospectus
2         Beginning and Outside Back Cover Page of Prospectus
3         Fee Table, Synopsis Information, and Risk Factors      Fee Table; Summary of Proposal;
                                                                 Capitalization
4         Information About the Transaction                      Information about the Reorganization
5         Information About the Registrant                       Comparative Information about the Large-Cap
                                                                 Growth Fund and Equity Fund
6         Information About the Company Being Acquired           Comparative Information about the Large-Cap
                                                                 Growth Fund and Equity Fund
7         Voting Information                                     Additional Information
8         Interest of Certain Persons and Experts                Additional Information
9         Additional Information Required For Reoffering by      Not applicable
          Persons Deemed to be Underwriters

PART B    ITEM CAPTION                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
ITEM
NO.

10        Cover Page                                             Cover Page
11        Table of Contents                                      Not applicable
12        Additional Information About the Registrant            Incorporated by reference
13        Additional Information About the Company Being         Incorporated by reference
          Acquired
14        Financial Statements                                   Incorporated by reference

PART C                                                           PART C CAPTION
ITEM
NO.
15        Indemnification                                        Indemnification
16        Exhibits                                               Exhibits
17        Undertakings


[Letterhead of Lord Abbett Equity Fund]
FROM THE CHAIRMAN OF THE BOARD

-----------------

Dear Shareholder,

     Lord, Abbett & Co. is the investment manager for your Fund and the Lord Abbett Large-Cap Growth Fund ("Large-Cap Growth Fund").

     As you know, your Fund offered investors purchasing shares in the 1990 initial offering and holding them until May 31, 2000 the unique opportunity to participate in the stock market without the risk of losing their original investment. Shareholders who meet certain conditions are protected through the guarantee issued by Financial Security Assurance, Inc., a private insurance company. That guarantee will expire on May 31, 2000. After that date, all outstanding Fund shares will be subject to the market risks inherent in equity funds.

     In view of the expiration of the guarantee and the possibility that your Fund's assets will decline thereafter, the Fund's Board of Trustees, following the recommendation of Lord, Abbett & Co., has determined unanimously that the combination of your Fund with the Large-Cap Growth Fund would be in the best interests of the Fund and its shareholders. Accordingly, the Board of Trustees has called a Special Meeting of Shareholders to consider the proposed combination.
        As you evaluate this proposed combination of your Fund and the Large-Cap Growth Fund (the "Funds"), please note the following points:

o Both Funds invest primarily in equity securities of large, established companies, although they have different investment objectives and strategies. Under normal market conditions, it is expected that the Large-Cap Growth Fund will invest a lesser percentage of its assets in U.S. government obligations and other debt securities than your Fund has been required to do as a condition of its insurance policy. The Large-Cap Growth Fund has not purchased an insurance policy like the one owned by your Fund.

o The proposed combination will be a tax-free reorganization for federal income tax purposes.

o You will not be charged any sales loads, commissions or transaction fees in the combination.

o The total value of the shares you will receive as a result of this combination will be the same as the total value of your Fund shares as of the close of business on the date that the combination is completed.

o The proposed combination may allow potential economies of scale in portfolio management, administration and operations resulting from larger asset size.

o A vote in favor of the proposed combination is a vote to terminate the Equity Fund.

         You may vote in any one of four ways:

                  o Via the Internet at __________ (or by going to ______ and clicking on "Proxy Voting").

                  o By telephone, with a toll-free call to the telephone number listed on your proxy card.

                  o     By mail, using the enclosed ballot.

                  o     In person at the meeting.

We encourage you to vote by Internet or telephone, using the 12-digit "control" number that appears on your proxy card. These voting methods will save your Fund a good deal of money otherwise expended on postage. Regardless of the method you choose, however, please take the time to read the full text of the Combined Prospectus/Proxy Statement before voting.

YOUR VOTE ON THE PROPOSED COMBINATION IS CRITICAL. TO ENSURE THAT YOUR VOTE IS COUNTED, IT IS IMPORTANT THAT YOU:

         1.  REVIEW THE ENCLOSED COMBINED PROSPECTUS/PROXY STATEMENT;

         2.  VOTE BY INTERNET OR TELEPHONE, OR

         3. COMPLETE AND SIGN THE ENCLOSED PROXY CARD, AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE AS SOON AS POSSIBLE.

         Your prompt response will help save your Fund the expense of additional solicitations.

We encourage you to review the enclosed materials. Because we believe this combination of Funds is in the best interests of shareholders, we encourage you to vote in favor of this proposal.

Sincerely,

Robert S. Dow
Chairman of the Board

March ___, 2000

March __, 2000

LORD ABBETT EQUITY FUND
90 Hudson Street
Jersey City, NJ  07302-3972
Telephone No. (800) 426-1130

Notice of a Special Meeting of Shareholders to be held on May 26, 2000

     Notice is given hereby of a special meeting of the shareholders of Lord Abbett Equity Fund. The meeting will be held in the offices of Lord, Abbett & Co., at 90 Hudson Street, Jersey City, New Jersey, on May 26, 2000, at 10:00 a.m. for the following purposes.

     To consider and act upon:

     (1) an Agreement and Plan of Reorganization between Lord Abbett Equity Fund (the Equity Fund) and Lord Abbett Large-Cap Growth Fund (the Large-Cap Growth Fund), providing for: (a) the transfer of all of the assets of the Equity Fund to the Large-Cap Growth Fund in exchange for Class A Shares of the Large-Cap Growth Fund and the assumption by the Large-Cap Growth Fund of all of the liabilities of the Equity Fund;
          (b) the distribution of such Class A Shares to the shareholders of the Equity Fund; and (c) the subsequent termination of the Equity Fund under state law and the Investment Company Act of 1940; and

     (2)  such other business as may properly come before the meeting.


By order of the Board of Trustees


Paul A. Hilstad
Vice President and Secretary

The Board of Trustees has fixed the close of business on March 23, 2000 as the record date for determination of shareholders of the Equity Fund entitled to notice of and to vote at the meeting and any adjournments thereof. Shareholders are entitled to one vote for each share held. As of March 23, 2000, there were ____ shares of the Equity Fund issued and outstanding.


--------------------------------------------------------------------------------
PLEASE INDICATE YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD.

SIGN, DATE, AND RETURN IT IN THE ENVELOPE PROVIDED.

TO SAVE THE COST OF ADDITIONAL SOLICITATIONS, PLEASE MAIL YOUR PROXY PROMPTLY.

--------------------------------------------------------------------------------

            Combined Prospectus/Proxy Statement Dated March ___, 2000

                          Acquisition Of The Assets Of
                             Lord Abbett Equity Fund
                                90 Hudson Street
                           Jersey City, NJ 07302-3972

                    by and in exchange for Class A shares of
                       Lord Abbett Large-Cap Growth Fund
                                90 Hudson Street
                           Jersey City, NJ 07302-3972


     This Combined Prospectus/Proxy Statement relates to Class A shares (the "Class A shares") of beneficial interest of the Lord Abbett Large-Cap Growth Fund (the "Large-Cap Growth Fund") to be issued to, and in exchange for all the assets of, Lord Abbett Equity Fund (the "Equity Fund", and together with the Large-Cap Growth Fund, the "Funds"). In exchange for those assets, the Large-Cap Growth Fund also will assume all of the liabilities of the Equity Fund. Following receipt of the Large-Cap Growth Fund Class A shares, the Equity Fund will terminate and distribute the Class A shares to the shareholders of the Equity Fund. The shareholders of the Equity Fund are being asked to vote to approve or disapprove these proposed transactions (the Reorganization), which are more fully described in this Combined Prospectus/Proxy Statement.

     Both Funds are registered, open-end, management investment companies. Lord, Abbett & Co. (Lord Abbett) is the investment manager to both Funds.

     The Boards of Trustees of the Funds have decided that the Reorganization is in the best interests of the Equity Fund and the Large-Cap Growth Fund and their respective shareholders. The Boards also have determined that the Reorganization would not result in a dilution of the interests of the shareholders of either Fund.





   Any shareholder having a question regarding the meeting agenda or needing assistance in voting should contact the shareholder servicing agent of the
            Large-Cap Growth Fund, DST Systems, Inc., 1-800-426-1130

================================================================================
  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
   SECURITIES NOR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY
      STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         This Combined Prospectus/Proxy Statement concisely sets forth the information about the Large-Cap Growth Fund that a shareholder of the Equity Fund should know before voting on the Reorganization. It should be read and retained for future reference. Attached as Exhibit A to this Combined Prospectus/Proxy Statement is a copy of the Agreement and Plan of Reorganization (the Plan) for the Reorganization. This Combined Prospectus/Proxy Statement is accompanied by the Prospectus of the Large-Cap Growth Fund dated December 30, 1999 (the Large-Cap Growth Fund Prospectus), which is incorporated by reference into this Combined Prospectus/Proxy Statement. Also incorporated herein by reference is the Statement of Additional Information dated March __, 2000 relating to this Combined Prospectus/Proxy Statement. The Statement of Additional Information is available, upon oral or written request and at no charge, from the Large-Cap Growth Fund at 90 Hudson Street, Jersey City, NJ 07302-3972, telephone no. (800) 426-1130.

                              TABLE OF CONTENTS

SPECIAL MEETING OF SHAREHOLDERS OF THE EQUITY FUND.............................1

FEES AND EXPENSES..............................................................2

SUMMARY OF PROPOSAL............................................................4

   OVERVIEW OF PROPOSED REORGANIZATION.........................................4

   LARGE-CAP GROWTH FUND CLASS A SHARES........................................5

   INVESTMENT OBJECTIVES AND POLICIES OF THE EQUITY FUND AND
     THE LARGE-CAP GROWTH FUND.................................................5

   PURCHASES AND EXCHANGES.....................................................6

   DIVIDEND POLICIES AND OPTIONS...............................................6

   REDEMPTION PROCEDURES.......................................................6

   TAX CONSIDERATIONS..........................................................7

   RISK FACTORS................................................................7

INFORMATION ABOUT THE REORGANIZATION...........................................7

   THE PLAN....................................................................7

   REASONS FOR THE REORGANIZATION..............................................8

   FEDERAL INCOME TAX CONSIDERATIONS...........................................8

   EXPENSES OF THE REORGANIZATION.............................................10

   CAPITALIZATION.............................................................10

COMPARATIVE INFORMATION ABOUT THE LARGE-CAP GROWTH FUND AND THE EQUITY FUND...11

   MANAGEMENT.................................................................11

   HISTORICAL PERFORMANCE OF PORTFOLIO MANAGER................................12

   PERFORMANCE OF THE EQUITY FUND.............................................13

   MANAGEMENT'S DISCUSSION OF EQUITY FUND'S FINANCIAL YEAR 1999 PERFORMANCE...14

   FEES AND EXPENSES..........................................................16

   INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...........................16

   OTHER INVESTMENT TECHNIQUES................................................17

   SHAREHOLDERS RIGHTS........................................................19

ADDITIONAL INFORMATION........................................................21

               SPECIAL MEETING OF SHAREHOLDERS OF THE EQUITY FUND

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by and on behalf of the Board of Trustees of the Equity Fund to be used at a Special Meeting of Shareholders of the Equity Fund to be held at 10:00 a.m. on May 26, 2000, at the offices of Lord Abbett at 90 Hudson Street, Jersey City, New Jersey, and at any adjournments thereof. This Combined Prospectus/Proxy Statement and the enclosed proxy card are first being mailed to shareholders of the Equity Fund on or about March __, 2000.

At the close of business on March 10, 2000 (the Record Date), there were issued and outstanding ____ shares of the Equity Fund. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the meeting or any adjournment thereof. Shareholders of the Equity Fund are entitled to one vote for each full share, and a proportionate share of a vote for each fractional share.

The presence in person or by proxy of the holders of a majority of the outstanding shares entitled to vote is required to constitute a quorum of the meeting. Approval of the Plan and the Reorganization requires the affirmative vote of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940 (Investment Company Act)) of the shares of the Equity Fund. This means that the Plan and the Reorganization must be approved by the lesser of: (i) 67% or more of the shares of Equity Fund, if holders of more than 50% of the outstanding shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Equity Fund. Shares for which there is an abstention or broker non-vote shall be counted for quorum purposes and shall not be treated as voted for purposes of determining whether the proposal has passed. If the enclosed form of proxy is properly executed and returned in time to be voted at the meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. A proxy may be revoked by the signer at any time at or before the meeting by written notice to the Equity Fund, by execution of a later-dated proxy or by voting in person at the meeting. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization, and on any other matters as deemed appropriate. A vote in favor of the Reorganization is a vote to terminate the Equity Fund.

Proxies will be solicited by mail. Additional solicitations may be made by telephone, facsimile, or personal contact by officers or employees of Lord
Abbett and its affiliates. The Equity Fund may also request brokerage houses, custodians, nominees, and fiduciaries who are shareholders of record to forward proxy material to the beneficial owners. The cost of the solicitation will be borne partially by Lord Abbett and partially by the Equity Fund and the Large-Cap Growth Fund.

If sufficient votes to approve the Plan are not received by the meeting date, the persons named as proxies may propose one or more adjournments of the meeting to allow further solicitation of proxies. In determining whether to adjourn the meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast and the nature of any further solicitation and any information to be provided to shareholders with respect to such solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy and entitled to vote at the meeting. The persons named as proxies will vote on an adjournment after considering the best interests of all shareholders.

If the Plan is not approved by the shareholders of the Equity Fund, or if the Reorganization is not completed for any other reason, the Equity Fund will continue to engage in business.

                                FEES AND EXPENSES

This table provides a summary comparison of the expenses of the Class A shares of the Large-Cap Growth Fund and the shares of the Equity Fund. The estimated expenses of the Class A shares of the Large-Cap Growth Fund are not expected to change as a result of the Reorganization.

                                                                 ---------------
                                     Large-Cap         Equity   |Management fees
                                     Growth Fund       Fund     |are payable to
                                     Class A Shares    Shares   |Lord Abbett for
                                                                |the funds
                                                                |Investment
                                                                |Management
----------------------------------------------------------------|
Shareholder Fees (Fees paid          None              None     |
directly from your investment)                                  |
----------------------------------------------------------------|12b-1 fees
Minimum Sales Charge on Purchases                               |refer to fees
(As a % of offering price)           5.75%(1)          5.50%    |incurred for
----------------------------------------------------------------|activities that
Maximum Deferred Sales Charge        None (1)(2)       None     |are primarily
----------------------------------------------------------------|intended to
Annual Fund Operating Expenses                                  |result in the
(Expenses deducted from fund                                    |sale of fund
assets)                                                         |shares and
(As++ a % of average +net assets)                               |service fees
----------------------------------------------------------------|for shareholder
Management Fees (See                 0.75%            0.65%     |account
"Management"                                                    |service and
----------------------------------------------------------------|maintenance.
Distribution (12b-1) and Service     0.35%            0.25%     |
Fees (3)                                                        |
----------------------------------------------------------------|Other expenses
Other Expenses                       0.35%            0.26%     |include fees
----------------------------------------------------------------|paid for
Total Annual Fund Operating          1.45%            1.16%     |miscellaneous
 Expenses (4)                                                    |items such as
                                                                |shareholder
                                                                |service fees
                                                                |and
                                                                |professional
                                                                |fees
                                                                 ---------------


(1)  No sales charge will be imposed in connection with the Reorganization.

(2) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 hours months following any purchases made without a sales charge.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(4) The total annual operating expenses of the Large-Cap Growth Fund are based on estimated expenses for the current fiscal year ending July 31, 2000.
     The annual operating expenses of the Equity Fund have been restated from the May 31, 1999 fiscal year amounts to reflect the termination on May 31, 2000, of the guarantee provided by Financial Security Assurance, Inc., and the associated premium of .50% annually of the total amount guaranteed.

--------------------------------------------------------------------------------
Examples
--------------------------------------------------------------------------------
The Examples below are intended to help you compare the cost of investing in the Large-Cap Growth Fund with the cost of investing in the Equity Fund. The first example, like that in other funds' prospectuses, assumes that you invset $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Funds' operating expenses remain the same, and that you paid the maximum sales load. No sales charge will be imposed in connection with the Reorganization. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Share Class                    1 Year        3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Large-Cap Growth Class A       $714          $1,007       $1,322       $2,210
--------------------------------------------------------------------------------
Equity Fund                    $662            $898       $1,153       $1,881
--------------------------------------------------------------------------------

The Example below is intended to compare the costs you would pay as a result of investing in the Large-Cap Growth Fund in the Reorganization with the costs of holding Equity Fund shares. Like the Example above, it assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. (No sales load is deducted in this example.) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Share Class                    1 Year        3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Large-Cap Growth Class A        $148           $459          $792      $1,735
--------------------------------------------------------------------------------
Equity Fund                     $118           $368          $638      $1,409
--------------------------------------------------------------------------------

                               SUMMARY OF PROPOSAL

The following is a summary of certain information contained elsewhere or incorporated by reference in this Combined Prospectus/Proxy Statement. You should read the entire Combined Prospectus/Proxy Statement.

Overview Of Proposed Reorganization. The Plan provides for the transfer to the Large-Cap Growth Fund of all of the assets of the Equity Fund in exchange for Class A shares and the assumption by the Large-Cap Growth Fund of all of the liabilities of the Equity Fund. The Class A shares then will be distributed to the Equity Fund shareholders and the Equity Fund will be terminated. As a result of the Reorganization, each shareholder of the Equity Fund will become the owner of that number of full and fractional Class A shares having an aggregate net asset value equal to the aggregate net asset value of their shares of the Equity Fund, as of the close of business on the date the Equity Fund assets are transferred to the Large-Cap Growth Fund. Completion of the Reorganization is subject to the approval of the Equity Fund's shareholders and other conditions.

The Boards of Trustees of the Funds unanimously have decided that the Reorganization is in the best interests of the Equity Fund and the Large-Cap Growth Fund and their respective shareholders. The Boards also have determined that the Reorganization would not result in a dilution of the interests of the shareholders of either Fund. Among other factors, the Boards considered, based upon the recommendation of Lord Abbett, the investment manager to both Funds, the relative historical performance of the two Funds, the expiration of the guarantee provided by Financial Security Assurance, Inc. ("Financial Security") on May 31, 2000, the likely prospects for future sales of shares of the Equity Fund, the prospect that the asset levels of the Equity Fund will decline following the expiration of the guarantee, and the historical and projected expense ratios of the Funds. In addition, the Boards considered the investment management experience of Stephen Humphrey, the portfolio manager of the Large-Cap Growth Fund, the prospects for future sales of shares of the Large-Cap Growth Fund, in light of its investment objective and portfolio management, and the likelihood that sales would be sufficient to allow it to reach an acceptably high asset level to realize administrative, portfolio management, distribution, shareholder service and other operating efficiencies.

The Boards also considered the tax-free nature of the Reorganization, the similarities and differences among the investment objectives and policies of the two Funds, their related risk factors, and the fact that the Funds share the same service providers, including the investment manager, custodian and transfer agent. The Board considered other alternatives, including liquidation of the Equity Fund.

In light of these factors and their fiduciary duties under federal and state law, the Boards unanimously have decided that the Reorganization is in the best interests of the Equity Fund and the Large-Cap Growth Fund and their respective shareholders. The Boards have also determined that the Reorganization would not result in a dilution of the interests of the shareholders of either Fund.

Large-Cap Growth Fund Class A Shares. The Large-Cap Growth Fund has five classes of shares: Classes A, B, C, P and Y, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends. If the Reorganization is completed, Equity Fund shareholders will receive Class A shares.

Investment Objectives and Policies of the Equity Fund and the Large-Cap Growth Fund. Although both Funds invest primarily in equity securities of large, established companies, they have different investment objectives and strategies.

The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. In addition, investments in the Equity Fund are insured by Financial Security, which guarantees that the net asset value of each initially purchased share will be not less than $10 on May 31, 2000 if certain conditions are met. Under normal circumstances, at least 65% of the Equity Fund's net assets will be invested in equity securities, although, under Financial Security's investment guidelines, due to market conditions, the Equity Fund may be required to invest more than 35% of its net assets in U.S. government securities. In addition, under Financial Security's insurance investment guidelines, the Equity Fund may be required to invest a portion of its assets in short-term debt securities, which could reduce the benefit from any upswing in the equity market and prevent the Equity Fund from achieving its investment objective.

The Equity Fund believes that the needs of its investors will best be served by investment that exhibits growth, characterized by as few fluctuations in market value as is possible. For this reason, the Equity Fund tries to keep its assets invested in securities that are selling at reasonable prices in relation to value and, thus, will forego some opportunities for gains when, in its judgment, they are too risky.

The investment objective of the Large-Cap Growth Fund is long-term capital growth. Under normal circumstances, the Large-Cap Growth Fund will invest at least 65% of its total assets in equity securities of large, established companies with market capitalizations of at least $8 billion. To identify attractive companies for investment, the Large-Cap Growth Fund uses a bottom up investment research approach that seeks to identify individual companies with expected earnings growth potential and consistency that may not be recognized by the market at large.

In addition, there are differences between the investment policies of, and investment techniques used by, the Funds. In particular, the Large-Cap Growth Fund may invest to a greater degree in illiquid securities, futures contracts, options on futures contracts, and options, all of which may present investment risks. In addition, although both Funds are diversified, the Large-Cap Growth Fund's investment policy does not require as great a degree of diversification. This means that the Large-Cap Growth Fund may invest to a greater extent in the securities of a single issuer, which may increase its volatility.

Purchases And Exchanges. Large-Cap Growth Fund Class A shares are available through certain authorized dealers at the public offering price, which is the net asset value plus a front-end sales load. Shareholders of the Equity Fund may exchange their shares now for shares of the Lord Abbett Large-Cap Growth Fund. However, shareholders who exchange their shares before May 31, 2000 will lose the benefit of the guarantee provided by Financial Security. In addition, each such exchange would represent a sale of shares for which a shareholder may have to recognize a gain or loss under federal income tax provisions. In contrast, no gain or loss will be recognized by shareholders of the Equity Fund upon the exchange of their Equity Fund shares for new Class A shares in the Reorganization.

The Equity Fund currently is not offering its shares for purchase. If the Reorganization is not approved, the Board of Trustees of the Equity Fund will consider whether to offer its shares for purchase.

NAV per share for each class of Fund shares is calculated each business day at the close of regular trading on the New Your Stock Exchange ("NYSE"), normally 4:00p.m. Eastern Time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board of the Fund.

Dividend Policies And Options. The Equity Fund distributes net investment income and any net capital gains annually in December. It also may pay supplemental dividends and capital gains distributions in January. It has paid all dividends and distributions in the form of additional shares and uses reverse stock splits to maintain the original number of shares purchased, assuming no shares are redeemed.

The Large-Cap Growth Fund has a generally similar dividend and distribution policy. It normally pays its shareholders dividends from its net investment income and distributes its net capital gains (if any) annually. Your distributions will be reinvested in the Fund unless you instruct the Fund to pay them to you in cash. There are no sales charges on reinvestments.

Redemption Procedures. The redemption procedures of the Equity Fund and the Large-Cap Growth Fund are substantially the same. You may redeem your shares by broker, by telephone, or by mail, as explained below.

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative should call the Fund at 800-821-5129.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Funds name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

Tax Considerations. The completion of the Reorganization is subject to receipt of an opinion of counsel, substantially to the effect that, among other things, the Reorganization will not cause gain or loss to be recognized by the Equity Fund or its shareholders for federal income tax purposes.

Shareholders should note that prior to the Reorganization, the Equity Fund may, to the extent permitted by law and consistent with the opinion to be issued by Wilmer, Cutler & Pickering discussed above, dispose of some of the securities in its portfolio and reinvest the proceeds in other securities consistent with its investment objectives. In addition, immediately before the Reorganization, the Equity Fund will declare and distribute a dividend that will have the effect of distributing to the Equity Fund shareholders all of the Equity Fund's previously undistributed investment company taxable income and net realized capital gains. To the extent that the Equity Fund disposes of securities in its portfolio before the Reorganization, the Equity Fund may realize a greater amount of net capital gains that would then be distributed to Equity Fund shareholders. These distributions will be taxable to the Equity Fund shareholders. The ability of either Fund to dispose of assets in connection with the Reorganization is limited by federal tax requirements. For additional information, see "Information about the Reorganization -- Federal Income Tax Considerations."

Risk Factors. Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment in the Funds will fluctuate in response to movements in the stock market generally and to the changing prospects of individual companies in which the Funds invest.

The Large-Cap Growth Fund is also subject to the particular risks associated with growth stocks. Growth stocks may grow faster than other stocks and may be more volatile. In addition, if the Large-Cap Growth Fund's assessment of a company's potential for growth is wrong, the price of the company's stock may decrease below the price at which the Fund bought the stock.

Investments in the Equity Fund are insured by Financial Security. Financial Security guarantees that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, subject to certain conditions. Under Financial Security's insurance investment guidelines, the Fund may be required to invest some of its assets in short-term debt securities, which reduces the risk of excessive fluctuations in market value. As a result, an investment in the Equity Fund historically may have been significantly less volatile than an investment in other equity funds, including the Large-Cap Growth Fund.

                      INFORMATION ABOUT THE REORGANIZATION

The Plan. On May 31, 2000 (the Closing Date), assuming the conditions discussed below are met, the Equity Fund will transfer all its assets to the Large-Cap Growth Fund in exchange for new Class A shares of the Large-Cap Growth Fund having an aggregate net asset value equal to the aggregate value of the assets, less liabilities, of the Equity Fund and the assumption by the Large-Cap Growth Fund of all the liabilities of the Equity Fund. The Equity Fund will distribute as of the Closing Date such new Class A shares pro rata to its shareholders of record, determined as of the close of business on the Closing Date, in exchange for their shares of the Equity Fund. The net asset value of new Class A shares and the value of the Equity Fund's assets and the amount of its liabilities will be determined as of the Closing Date in accordance with the Large-Cap Growth Fund's valuation procedures, which are the same as those used by the Equity Fund.

Although the Equity Fund may dispose of some of the securities in its portfolio prior to the Reorganization and reinvest the proceeds in other securities consistent with its investment objective, the Equity Fund will not dispose of assets which, in the aggregate, will result in less than 50% of the historic business assets of the Equity Fund being transferred to the Large-Cap Growth Fund in the Reorganization. The Equity Fund will make a final dividend prior to the Reorganization that will have the effect of distributing all of its undistributed investment company income and net realized capital gains to its shareholders before the Reorganization.

The obligations of the Large-Cap Growth Fund and the Equity Fund to complete the Reorganization are subject to the satisfaction of certain conditions, including:
(a) approval and authorization of the Reorganization by the vote of a majority of the shares of the Equity Fund voted on the matter if a quorum is present and
(b) a favorable opinion of legal counsel as to the federal income tax consequences of the proposed transaction as described below under Federal Income Tax Considerations.

This summary of the Plan is not complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, a copy of which is attached as Appendix A.

Reasons For The Reorganization. The Boards of Trustees of the Funds, including in each case a majority who are not interested persons (as defined in the Investment Company Act of 1940 (the Investment Company Act)) of either Fund or of Lord Abbett, approved the Plan and the Reorganization on March 9, 2000, and determined that participation in the proposed Reorganization is in the best interests of the shareholders of each of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.

Federal Income Tax Considerations. The completion of the Reorganization is conditioned on the receipt of an opinion of Wilmer, Cutler & Pickering, legal counsel to the Large-Cap Growth Fund and the Equity Fund, substantially to the effect that, for federal income tax purposes:

     (a) The acquisition by the Large-Cap Growth Fund of substantially all the assets of the Equity Fund in exchange for voting Class A shares of the Large-Cap Growth Fund and the Large-Cap Growth Fund's assumption of the Equity Fund's liabilities, followed by the distribution by the Equity Fund to its shareholders of the Large-Cap Growth Fund shares, in complete liquidation, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the"Code");


     (b) No gain or loss will be recognized by the Equity Fund upon the transfer of substantially all of its assets to the Large-Cap Growth Fund solely in exchange for Class A shares of the Large-Cap Growth Fund and the Large-Cap Growth Fund's assumption of the Equity Funds liabilities or upon the distribution of such Large-Cap Growth Fund shares to the Equity Fund shareholders;


     (c) The Large-Cap Growth Fund will recognize no gain or loss upon the receipt of substantially all of the assets of the Equity Fund in exchange solely for voting Class A shares of the Large-Cap Growth Fund and the assumption of the Equity Fund's liabilities;


     (d) The shareholders of the Equity Fund will recognize no gain or loss on the receipt of Class A shares of the Large-Cap Growth Fund (including any fractional share interests to which they may be entitled) solely in exchange for their Equity Fund shares;


     (e) The basis of the assets of the Equity Fund in the hands of the Large-Cap Growth Fund will be the same as the basis of such assets in the hands of the Equity Fund immediately prior to the transfer;


     (f) The holding period of the assets of the Equity Fund in the hands of the Large-Cap Growth Fund will include the period during which those assets were held by the Equity Fund;


     (g) The basis of the Large-Cap Growth Fund shares received by each Equity Fund shareholder will be the same as the basis of the Equity Fund shares surrendered in exchange therefor; and


     (h) The holding period of the Class A shares of the Large-Cap Growth Fund received by each Equity Fund shareholder in exchange for Equity Fund shares (including fractional shares to which such a shareholder may be entitled) will include the period that the shareholder held the Equity Fund shares exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the exchange.



The Funds have not sought a tax ruling from the Internal Revenue Service as to the tax consequences of the Reorganization, but will rely on the opinion of counsel. Such an opinion is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

Shareholders should note that prior to the Reorganization, the Equity Fund may, to the extent permitted by law and consistent with the opinion to be issued by Wilmer, Cutler & Pickering discussed above, dispose of some of the securities in its portfolio and reinvest the proceeds in other securities consistent with its investment objectives. In addition, immediately before the Reorganization, the Equity Fund will declare and distribute a dividend that will have the effect of distributing to the Equity Fund shareholders all of the Equity Fund's previously undistributed investment company taxable income and net realized capital gains. To the extent that the Equity Fund disposes of securities in its portfolio before the Reorganization, the Equity Fund may realize a greater amount of net capital gains that would then be distributed to Equity Fund shareholders. These distributions will be taxable to the Equity Fund shareholders. The ability of either Fund to dispose of assets in connection with the Reorganization is limited by federal tax requirements.

This discussion relates only to the general federal income tax consequences of the Reorganization. Shareholders should consult their own tax advisors concerning the tax consequences of the Reorganization to them, including any state or local tax consequences of the Reorganization and any special considerations that may apply in their individual circumstances.

Expenses Of The Reorganization. Expenses of the Reorganization, including legal and accounting expenses, the costs of proxy solicitation, and the preparation of this Combined Proxy Statement/Prospectus, will be borne partially by Lord Abbett and partially by the Equity Fund and the Large-Cap Growth Fund. If the Reorganization is completed, the expenses of the Equity Fund, to the extent not paid before the Closing Date, will be assumed by the Large-Cap Growth Fund and taken into account in determining the net assets of the Equity Fund for the purpose of calculating the number of new Class A shares to be issued to the Equity Fund.

Capitalization. The following table sets forth the capitalization of the Large-Cap Growth Fund and the Equity Fund as of January 31, 2000, and the pro forma capitalization of the Large-Cap Growth Fund as if the Reorganization had occurred on that date. The net assets include an accrual for estimated Reorganization expenses in the amount of $55,000 and a distribution of undistributed income of $48,122 and undistributed realized capital gains of $2,096,446. The table reflects a pro forma exchange ratio of approximately 2.7 Class A shares for each Equity Fund share. If the Reorganization is completed, the actual exchange ratio may vary from this ratio due to changes in the market value of the portfolio securities of both the Large-Cap Growth Fund and the Equity Fund between January 31, 2000, and the Closing Date, and changes in the amounts of undistributed net investment income and undistributed net realized gain/loss of the Large-Cap Growth Fund and the Equity Fund during that period.

                                    Large-Cap       Equity          Large-Cap
                                   Growth Fund       Fund          Growth Fund
                                   (unaudited)    (unaudited)     (pro-forma and
                                                                    unaudited)
       CLASS A
       Net Assets                  1,121,215       $53,225,332      $54,346,547
       Net Asset Value
       Per Share                      $10.31            $26.61           $10.31
       Shares Outstanding            108,725         1,909,974        5,271,221


       CLASS B
       Net Assets                     $1,162                             $1,162
       Net Asset Value
       Per Share                      $10.32                             $10.32
       Shares Outstanding            112.545                            112.545


       CLASS C
       Net Assets                     $1,163                             $1,163
       Net Asset Value
       Per Share                      $10.32                             $10.32
       Shares Outstanding            112.698                            112.698


       CLASS P
       Net Assets                     $1,165                             $1,165
       Net Asset Value
       Per Share                      $10.32                             $10.32
       Shares Outstanding            112.866                            112.886


       CLASS Y
       Net Assets                     $1,162                             $1,162
       Net Asset Value
       Per Share                      $10.32                             $10.32
       Shares Outstanding            112.620                            112.620



           COMPARATIVE INFORMATION ABOUT THE LARGE-CAP GROWTH FUND AND
                                 THE EQUITY FUND

Management. Lord Abbett is the investment adviser to both Funds. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $33 billion in more than 40 mutual fund portfolios and other advisory accounts.

Under its Management Agreement, the Equity Fund pays Lord Abbett a monthly fee based on average daily net assets for each month at the annual rate of .65 of 1%. For the fiscal year ended May 31, 1999, the actual management fee paid by the Equity Fund to Lord Abbett amounted to .65 of 1% of the Equity Fund's average daily net assets. The Equity Fund pays all expenses not expressly assumed by Lord Abbett, including, without limitation, 12b-1 Plan expenses, trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, custody fees, expenses relating to shareholder meetings, expenses of preparing, printing and mailing shareholder reports, insurance premiums, including the annual fee paid to Financial Security for its guarantee, and brokerage and other expenses relating to the execution of portfolio transactions.

Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Equity Fund's investments. Robert G. Morris heads the team, the other senior member of which is John J. Walsh. Both Mr. Morris and Mr. Walsh are Partners of Lord Abbett and have been with the company for more than five years.

Under its Management Agreement, the Large-Cap Growth Fund pays Lord Abbett a monthly fee of .75 of 1% based on average daily net assets for each month. In addition, the Large-Cap Growth Fund pays all expenses not expressly assumed by Lord Abbett.

Stephen Humphrey serves as Executive Vice President and Portfolio Manager of the Lord Abbett Large-Cap Growth Fund and is primarily responsible for the day-to-day management of the Large-Cap Growth Fund. Mr. Humphrey joined Lord Abbett in 1999; before that he was a Vice President and Portfolio Manager at Chase Manhattan Bank from 1976 - 1999, managing private accounts from 1981 and pooled investment funds from 1985.

Historical Performance of Portfolio Manager. From March 17, 1997 until August 17, 1999, Mr. Humphrey was primarily responsible for the day-to-day management of the Chase Vista Select Large Cap Growth Fund, a registered investment company. As the portfolio manager of this fund, Mr. Humphrey had full discretionary authority over the selection of investments for the fund. From the fund's inception on January 1, 1997 until March 17, 1997, a team of investment professionals at Chase Manhattan Bank, including Mr. Humphrey, was responsible for the management of the fund's portfolio.

The cumulative total return for the Chase Vista Select Large Cap Growth Fund from March 17, 1997 through July 31, 1999 was 109.01%. At July 31, 1999, this fund had $825.2 million in net assets. As shown in the table below, average annual total returns for the one year period ended July 31, 1999 and for the period during which Mr. Humphrey managed that fund, compared with the performance of the Standard & Poor's 500(R)Composite Stock Price Index ("S&P 500(R)Index") and the Lipper Large Cap Growth Fund average, were:

--------------------------------------------------------------------------------
                       Chase Vista Select      S&P 500 (R)     Lipper Large Cap
                    Large Cap Growth Fund(a)     Index(b)    Growth Fund Average
--------------------------------------------------------------------------------
One Year                   32.58%                20.20%             24.02%
--------------------------------------------------------------------------------
Inception through
July 31, 1999             33.42%(c)              27.38(d)           28.20%(e)
--------------------------------------------------------------------------------



(a)  Average  annual  total  return   reflects   changes  in  share  prices  and
reinvestment of dividends and distributions and is net of fund expenses.

(b) The S&P 500(R)Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

(c) The average annual total return for the period from March 17, 1997 through July 31, 1999 was 35.52%.

(d) This percentage represents the average annual return of the S&P 500(R)Index during the period from March 20, 1997 through July 31, 1999, during which Mr. Humphrey managed the Chase Vista Select Large Cap Growth Fund.

(e) This percentage represents the average annual return of the Lipper Large Cap Growth Fund average during the period from March 20, 1997 through July 31, 1999 during which Mr. Humphrey managed the Chase Vista Select Large Cap Growth Fund.


Historical performance is not indicative of future performance. Although the Lord Abbett Large-Cap Growth Fund and the Chase Vista Select Large Cap Growth Fund have substantially similar investment objectives, policies and strategies, the Chase Vista Select Large Cap Growth Fund is a separate fund and its historical performance is not indicative of the future performance of the Lord Abbett Large-Cap Growth Fund. For the periods shown above, the anticipated expenses of the Lord Abbett Large-Cap Growth Fund may be higher than the expenses of the Chase Vista Select Large Cap Growth Fund. Higher expenses, of course, would reduce a fund's performance. The Chase Vista Select Large Cap Growth Fund was the only investment vehicle that Mr. Humphrey managed during the period he was employed at Chase Manhattan Bank that has or had substantially similar investment objectives, policies and strategies as those of the Lord Abbett Large-Cap Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Performance of the Equity Fund.

The bar chart and table below provide some indication of the risks of investing in the Equity Fund by illustrating the variability of the Equity Fund's returns. Each assumes reinvestment of dividends and distributions. The Equity Fund's past performance is not necessarily an indication of how the Equity Fund will perform in the future.

The bar chart shows changes in the performance of the Equity Fund's shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Equity Fund shares upon their original purchase in 1990. If the sales charges were reflected, returns would be less.

Bar Chart (per calendar year)

"91"     19.15
"92"     9.54
"93"     13.55
"94"     2.27
"95"     28.19
"96"     11.21
"97"     22.41
"98"     9.04
"99"     5.01

Best Quarter    4th Q '98       14.1%     Worst Quarter   3rd Q '98     -10.4%


The table below shows how the average annual total returns of the Equity Fund's shares compare to those of a broad-based securities index and two more narrowly based indices that more closely reflect the market sectors in which the Equity Fund invests. The Equity Fund's returns reflect payment of the maximum applicable sales charges.


Average Annual Total Returns Through December 31, 1999

                                 1 Year           5 Years       Since Inception
Equity Fund(1)                     5.01%           14.85%          12.32%
S&P 500(R)Index(2)                21.03%           28.54%          18.58%(5)
Lipper Balanced Target
Maturity Funds Average(3)         13.21%           14.39%          10.78%(5)
6 Month Certificate
of Deposit(2)(3)(4)                5.59%            5.76%           5.41%(5)

(1)  The date of inception  is 6/1/90.
(2) Performance for the unmanaged S&P 500(R)Index and the 6 month certificate of deposit ("CD") does not reflect any fees or expenses. Such performance is not necessarily representative of the Equity Fund's performance.
(3)  Source: Lipper, Inc.
(4) The Federal Deposit Insurance Corporation ("FDIC") insures CDs up to $100,000.
(5) Represents total return for the period 5/31/90 - 12/31/99 to correspond with the Equity Fund's inception date.



Management's Discussion of Equity Fund's Financial Year 1999 Performance.

Lord Abbett Equity Fund completed its most recent fiscal year on May 31, 1999. The Equity Fund's net asset value was $29.36 per share versus $26.66 per share on May 31, 1998. The Equity Fund's total return -- its percent change in net asset value with all distributions reinvested -- for the period was 10.17%.

U.S. stocks were subject to significant volatility during the first half of your Fund's fiscal year. However, a more favorable environment developed later in the period as investors' concerns regarding diminished corporate earnings eased somewhat and low inflation and strong economic growth continued in the U. S. In the early months of 1999, investor sentiment continued to improve as Asian countries, which had been hit hard by currency problems and fallout from the faltering Japanese economy, began to recover. Japan's efforts to address its economic and banking system problems have given support to other Pacific Rim economies and have generated hope that the financial crises in that region may be nearing an end.

The downturn in the market that occurred in the third quarter of 1998 created an opportunity for the Fund to establish and add to positions in stocks that, in our opinion, became undervalued due to investor sentiment rather than deteriorating company fundamentals. During the period, positions the Equity Fund established or strengthened in telecommunications, technology, and select financial services companies performed well. An increase in long-term interest rates, brought on by a rise in commodity prices, resulted in markdowns on the Fund's electric utility holdings.

Lord Abbett anticipates that the domestic economy will continue to grow in 1999, fueled in part by strong consumer spending. If recovery in Asia also continues, a global economic expansion seems likely for 2000. In any event, Lord Abbett expects to remain watchful of global inflationary pressures (brought on by rising commodity prices and a tightening U. S. labor market), interest rates, and valuations and volatility in the U. S. equity market. Presently, Lord Abbett does not expect inflation to exceed our earlier forecast of approximately 2-2 1/2% in 1999. Lord Abbett will continue to seek out large-company stocks at attractive prices, and expect that some of these values may be found in energy companies and in the cyclical commodities sector, which includes aluminum and paper companies and selected manufacturing companies.

Immediately below is a comparison of a $10,000 investment in Equity Fund shares to the same investment in the S&P 500 (R) Index, Lipper's Average of Balanced Target Maturity Funds and the 6 month CD, assuming reinvestment of all dividends and distributions.


NAV           MAX          S&P 500(R)        Lipper          6 Month CD
                                          Balanced
10000         9450         -              -               -
10053         9500         10000          10000           10000
11979         11321        11176          11475           10762
13122         12400        12275          13047           11304
14900         14080        13697          14981           11692
15238         14400        14279          15243           12122
19534         18460        17158          17305           12859
21725         20530        22033          19416           13590
26593         25130        28519          21647           14375
28995         27400        37263          24962           15213
31079         29370        45099          26676           16020


The Fund shares at net asset value
The Fund shares at maximum offering price (1)

S&P 500 (R) Index (2)
Lipper  Balanced Target Maturity Funds Average (3)
6 Month Certificate of Deposit (2)(3)(4)

               Average Annual Total Returns At Maximum Applicable
                Sales Charge For The Periods Ending May 31, 1999

                        1 Year          5 Years           10 Years (or Life)
Equity Fund(5)          4.10%           14.60%            13.43%


(1) Reflects the deduction of the maximum initial sales charge of 5.50%.
(2) Performance for the unmanaged S&P 500(R)Index and the 6 month CD does not reflect any fees or expenses. Such performance is not necessarily representative of the Fund's performance.
(3) Source: Lipper, Inc.
(4) The FDIC insures CDs up to $100,000.
(5) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 5.50% applicable to Equity Fund shares, with all dividends and distributions reinvested for the periods shown ending May 31, 1999 using the SEC-required uniform method to compute total return. The inception date is 6/1/90.



Fees And Expenses. The Equity Fund's Rule 12b-1 plan provides for payments to dealers through Lord Abbett of service fees at an annual rate not to exceed .25% of the net asset value of such shares, including any shares issued for reinvested dividends and distributions The Large-Cap Growth Fund has a Rule 12b-1 plan for Class A that provides for distribution and service fees of up to
 .35% annually.

As shown above under Fee Table, the pro forma expense ratio for the Class A shares of the Large-Cap Growth Fund for the current fiscal year is estimated to be 1.45%, compared to an expense ratio for the fiscal year ended May 31, 1999 of 1.35% for the Equity Fund. This expense ratio for the Equity Fund includes expenses of .19% related to the guarantee provided by Financial Security. After May 31, 2000, the Equity Fund no longer will pay those expenses.

Investment Objectives, Policies And Restrictions. Although both Funds invest primarily in equity securities of large, established companies, they have different investment objectives and strategies.

The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. In addition, investments in the Equity Fund are insured by Financial Security, which guarantees that the net asset value of each initially purchased share will be not less than $10 on May 31, 2000 if certain conditions are met. Under normal circumstances, at least 65% of the Equity Fund's net assets will be invested in equity securities, although, under Financial Security's investment guidelines, due to market conditions, the Equity Fund may be required to invest more than 35% of its net assets in U.S. government securities. In addition, under Financial Security's insurance investment guidelines, the Equity Fund may be required to invest a portion of its assets in short-term debt securities, which could reduce the benefit from any upswing in the equity market and prevent the Equity Fund from achieving its investment objective.

Typically, in choosing stocks, the Equity Fund looks for companies using a three-step process:

     o Quantitative research is performed on a universe of large, seasoned, U.S. and multinational companies to identify which stocks we believe represent the best bargains;

     o Fundamental research is conducted to assess a company's operating environment, resources and strategic plans and to determine its prospects for exceeding the earnings expectations reflected in its stock price;

     o Business cycle analysis is used to assess the economic and interest-rate sensitivity of our portfolio, helping us assess how adding or deleting stocks changes our portfolio's overall sensitivity to economic activity and interest rates.

The Equity Fund is intended for long-term investors who purchased shares and might redeem shares to meet their own financial requirements rather than to take advantage of price fluctuations. We believe the needs of such investors will best be served by an investment which exhibits growth, characterized by as few fluctuations in market value as possible. For this reason, the Equity Fund tries to keep its assets invested in securities which are selling at reasonable prices in relation to value and, thus, will forgo some opportunities for gains when, in its judgment, they are too risky.

The investment objective of the Large-Cap Growth Fund is long-term capital growth. Under normal circumstances, the Large-Cap Growth Fund will invest at least 65% of its total assets in equity securities of large, established companies with market capitalizations of at least $8 billion. To identify attractive companies for investment, the Large-Cap Growth Fund uses a bottom up investment research approach that seeks to identify individual companies with expected earnings growth potential and consistency that may not be recognized by the market at large. This approach is based on the following steps:

     o Identifying large-capitalization companies with at least a 10% consistent, sustainable growth rate;

     o Focusing on those companies demonstrating a positive historical performance as well as favorable earnings prospects for the future;

     o Focusing on companies also demonstrating successful strategic business plan selection, strategy and execution, reflecting strong management leadership; and

     o Focusing on companies demonstrating leadership positions within their industries.

Other Investment Techniques. The Funds use similar investment techniques, although there are some differences in the techniques used by each Fund. The techniques, and the differences, are summarized below.

          Adjusting Investment Exposure. Both Funds may, but are not required to, use various strategies to change their investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. The Funds may use these transactions to change the risk and return characteristics of their portfolios. If they judge market conditions incorrectly or use a strategy that does not correlate well with their investments, it could result in a loss, even if the Fund intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

          Diversification. Although each Fund is diversified, the Equity Fund's investment policy requires a greater degree of diversification. The Equity Fund will not purchase a security if, as a result, more than 5% of the Fund's total assets would be invested in securities of a single issuer or the Fund would own more than 10% of the outstanding voting securities of the issuer. U.S. government securities are not subject to these requirements. The Large-Cap Growth Fund has similar diversification requirements, but they apply only to 75% of its assets. This means that the Large-Cap Growth Fund may invest 25% of its assets in securities of a single issuer, which could result in greater volatility.

          Futures  Contracts,   Options  on  Futures   Contracts,   and  Options
          Transactions. The Funds differ in their use of futures contracts, options on futures contracts, and options transactions.

          Both Funds may only sell (write) covered call options. This means that the Funds may only sell call options on securities that they own. A call option on securities gives the buyer, in return for a premium paid, the right for a specified period of time to buy the securities subject to the option at a specified price (the exercise price). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities to the buyer upon receipt of the exercise price. When a Fund writes a call option, it gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

          Options on stock indices are similar to options on equity securities except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right, in return for a premium paid, to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of an index option, in return for a premium, is obligated to pay the amount of cash due upon exercise of the option.

          The Equity Fund may write only covered put options to the extent that cover for such options does not exceed 10% of the Equity Fund's gross assets at the time an option is written.

          The Large-Cap Growth Fund may buy and sell futures contracts, options on futures contracts, and options on securities and securities indices. A financial futures transaction is the purchase or sale of an exchange-traded contract to buy or sell a specified financial instrument or index at a specific future date and price. The Fund will not enter into any futures contracts, or options thereon, if the aggregate market value of the securities covered by futures contracts plus options on such financial futures exceeds 50% of its total assets.

          The Large-Cap Growth Fund may purchase and write put and call options on equity securities or stock indices that are traded on national securities exchanges. A put option gives the buyer of the option the right to sell, and the seller of the option the obligation to buy, the underlying instrument during the option period. The Large-Cap Growth Fund may write only covered put options to the extent that cover for such options does not exceed 15% of the Fund's net assets. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options.

          The Large-Cap Growth Fund's transactions, if any, in futures, options on futures and other options involve additional risk of loss. Loss may result from a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these investment techniques also involves the risk of loss if Lord Abbett is incorrect in its expectation of fluctuations in securities prices. In addition, the loss that may be incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

          Investments in Illiquid Securities. Both Funds may invest in illiquid securities, which include securities that are not traded on the open market or that trade irregularly or in very low volume. They may be difficult or impossible to sell at the time and price a Fund would like. The Equity Fund may invest up to 10% of its assets in illiquid securities. In addition, this policy is fundamental, which means that it may be changed only by a vote of shareholders. The Large-Cap Growth Fund may invest up to 15% of its assets in illiquid securities. The Large-Cap Growth Fund policy is not fundamental and may be changed by its Board of Trustees, without a shareholder vote.

          Portfolio Securities Lending. Both Funds may lend securities to broker-dealers and financial institutions, as a means of earning income. This practice could result in a loss or delay in recovering a Fund's securities if the borrower defaults. The Funds limit their loans to no more than 5% of their gross assets. All loans are fully collateralized.

Shareholders Rights. The rights of the Equity Fund shareholders will not change in an adverse way as a result of the Reorganization. After the Reorganization, the rights of the former shareholders of the Equity Fund (new Class A shareholders of the Large-Cap Growth Fund) will be governed by the Large-Cap Growth Fund's Declaration of Trust, By-Laws and applicable Delaware law, rather than by the Equity Fund's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Large-Cap Growth Fund will continue to be subject to the provisions of the Investment Company Act and the rules and regulations of the Commission thereunder.

The current Boards of Trustees of the Funds are comprised of the same individuals. The responsibilities, powers and fiduciary duties of the trustees of the Funds are substantially the same. The Fund's Declarations of Trust provide for indemnification of the trustees for actual or threatened liabilities arising out of the trustees' service in their capacity as trustees of the Funds, except with respect to any matter as to which a trustee has been adjudicated as to have not been acting in good faith in the reasonable belief that his or her action was in the best interest of the Funds or any securities thereof. Shareholders of the Funds may remove trustees by a vote of two-thirds of the eligible shares.

Neither the Equity Fund nor the Large-Cap Growth Fund regularly holds shareholder meetings. The Declarations of Trust of both Funds provide that a meeting of shareholders will be held upon the written request of holders of at least 25% of votes entitled to be cast.

The foregoing is only a summary of certain rights of the shareholders of the Equity Fund and of the rights these shareholders will have following the Reorganization as holders of new Class A shares of the Large-Cap Growth Fund. It is not a complete description of the Declarations of Trust or the By-Laws of the Funds, or the applicable Delaware or Massachusetts law. Shareholders desiring additional information about those documents and provisions of law should refer to such documents and provisions.

                             ADDITIONAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Equity Fund's Board of Trustees in connection with the meeting of shareholders. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Equity Fund also may solicit proxies by telephone, telegraph, facsimile or personal interview. Authorizations for another person to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited, the shareholder will be asked to provide his or her address, Social Security number (in the case of an individual) or taxpayer identification number (in the case of an entity) and the number of shares owned and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Shareholders requiring further information as to telephonic or electronically transmitted voting instructions or the proxy generally should contact the Equity Fund toll-free at 1-800-426-1130. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Equity Fund the written notice of revocation or subsequently executed proxy or by attending the meeting and voting in person.

As of the Record Date, there were _______ outstanding shares of the Equity Fund and _____ outstanding shares of the Large-Cap Growth Fund. As of the Record Date, the officers and Trustees of the Funds beneficially owned as a group less than 1% of the outstanding shares of each of the Equity Fund and the Large-Cap Growth Fund. To the best knowledge of the Trustees of the Equity Fund, as of the Record Date, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the Exchange Act)) owns beneficially or of record more than 5% of the outstanding shares of the Equity Fund.



--------------------------------------------------------------------------------
               Name                Percentage of Equity     Pro Forma Percentage
               and Address         Fund Owned on            of Equity Fund Owned
Owner                              Record Date              on Consummation
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the best knowledge of the Trustees of the Large-Cap Growth Fund, as of the Record Date, other than as set forth below, the following shareholder (as that term is used in Section 13(d) of the Exchange Act) owned beneficially or of record more than 5% of the Large-Cap Growth Fund.

--------------------------------------------------------------------------------
                                                                   Pro Forma
                                                  Percentage of    Percentage of
                                   Percentage     Large-Cap        Large-Cap
         Name           Class of   of Class       Growth           Growth Fund
         and            Shares     Owned on       Fund Owned on    Owned on
Owner    Address        Owned      Record Date    Record Date      Consummation
--------------------------------------------------------------------------------
Lord,    90 Hudson
Abbett   St.; Jersey
& Co.    City, NJ
         0732-3972
--------------------------------------------------------------------------------


Equity Fund shareholders are not entitled to any rights of share appraisal under Equity Fund's Declaration of Trust or By-laws, or under the laws of the
Commonwealth of Massachusetts, in connection with the Reorganization. Shareholders have, however, the right to redeem from Equity Fund their shares at net asset value until the Closing Date. Thereafter, shareholders may redeem the Class A shares of the Large-Cap Growth Fund acquired by them in the Reorganization at the net asset value of such Class A shares.

The Equity Fund and the Large-Cap Growth Fund each are subject to the information requirements of the Investment Company Act, and accordingly file reports, proxy statements and other information with the Securities and Exchange Commission. Such reports, proxy statements, and other information filed by such entities can be inspected and copied at the public reference facilities of the Commission at 450 Fifth Street, N.W., Washington, D.C. Copies of such material can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                                   APPENDIX 1

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __ day of March, 2000, by and between Lord Abbett Large-Cap Growth Fund (the "Acquiring Fund"), a Delaware business trust, and Lord Abbett Equity Fund (the "Acquired Fund"), a Massachusetts business trust.

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code");

WHEREAS, the reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class A shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Class A Shares" and each an "Acquiring Fund Class A Share") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution, on or after the Closing Date herein referred to, of Acquiring Fund Class A Shares to the shareholders of the Acquired Fund in termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Acquiring Fund and the Acquired Fund are open-end, registered investment companies of the management type;

WHEREAS, the Acquired Fund owns securities that generally are of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the Investment Company Act of 1940
(Investment Company Act)), of the Acquired Fund has determined that the Reorganization is in the best interests of the Acquired Fund's shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the Investment Company Act) of the Acquiring Fund, has determined that the Reorganization is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of this transaction;

NOW  THEREFORE,   in  consideration  of  the  premises  and  of  the  agreements hereinafter set forth, the parties hereto agree as follows:

1.       REORGANIZATION

         1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund will in exchange therefor (i) deliver to the Acquired Fund the number of Acquiring Fund Class A Shares, including fractional Acquiring Fund Class A Shares, determined by dividing the net value of the Acquired Fund's assets so transferred computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Class A Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all of the liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of its property, including, without limitation, all cash, securities and dividends or interest receivables and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

               (b)  The Acquiring Fund has a list of all of the Acquired  Fund's assets as of the date of execution of this Agreement. The Acquired Fund has a statement of the Acquiring Fund's investment objectives, policies and restrictions. The Acquired Fund reserves the right to sell any of its securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies and restrictions. In the event that the Acquired Fund holds any investments that the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities before the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3. As provided in paragraph 3.4, on or as soon after the Closing Date as is practicable, the Acquired Fund will distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date, the Acquiring Fund Class A Shares it receives pursuant to paragraph 1.1. Such distribution will be accomplished by establishing Acquiring Fund shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional Acquiring Fund Class A Shares due each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Class A Shares in connection with such exchange.

         1.4. Any transfer taxes payable upon issuance of Acquiring Fund Class A Shares in a name other than the registered holder of the shares of the Acquired Fund on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Class A Shares are to be issued and transferred.

         1.5. The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.3, be terminated by a majority of the Acquired Fund's Trustees' executing an instrument pursuant to
Section 5.4 of the Declaration and Agreement of Trust of the Acquired Fund terminating the Acquired Fund. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and following the termination of the Acquired Fund.

2.       VALUATION

         2.1. The net value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets, less the Acquired Fund's liabilities assumed by the Acquiring Fund, computed as of the close of regular trading on New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Time"), using the valuation procedures set forth in the Acquiring Fund's Declaration and Agreement of Trust.

         2.2. The net asset value of one Acquiring Fund Class A Share shall be the net asset value per share computed as of the close of regular trading on the NYSE on the Valuation Time, using the valuation procedures set forth in the Acquiring Fund's Declaration and Agreement of Trust.

         2.3. All computations of value shall be made by the Acquiring Fund and the Acquired Fund in accordance with the regular practice of the Acquiring Fund.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing Date shall be May 31, 2000, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. at 90 Hudson Street, Jersey City, New Jersey, or at such other time and/or place as the parties may agree.

         3.2. In the event that on the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3. At the Closing, the Acquired Fund shall direct its custodian to deliver to the custodian of the Acquiring Fund, for the Acquiring Fund's account, all of its portfolio securities and other assets held by such custodian for the Acquired Fund's account, duly endorsed in proper form for transfer as appropriate, in such condition as to constitute good delivery thereof in accordance with the custom of the Acquiring Fund's custodian, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

         3.4. The Acquired Fund shall direct its transfer agent to deliver to the transfer agent of the Acquiring Fund on the Closing Date a list of the names and addresses of the Acquired Fund's shareholders and the number of outstanding shares owned by each such shareholder immediately before the Closing. The Acquiring Fund shall direct its transfer agent to issue and deliver a confirmation evidencing the Acquiring Fund Class A Shares to be credited to the Acquired Fund's account on the Closing Date to the transfer agent of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Class A Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts, assumption agreements or other documents as such other party or its counsel may reasonably request.

4.       REPRESENTATION AND WARRANTIES

         4.1. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

               (a) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act is in full force and effect.

               (b) The Acquired Fund is duly organized, validly existing and in good standing under the laws of the State of Massachusetts and has the power to own all of its properties and assets and to carry out this Agreement.

               (c) The  current   prospectus  and  statement  of  additional
information of the Acquired Fund conform (and any prospectus or statement of additional information of the Acquired Fund issued before the Closing Date will conform) in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and do not (and will not) include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were (and will be) made, not materially misleading.

               (d) The Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result in, a material violation of its Declaration and Agreement of Trust or By-laws or of any agreement, instrument, contract or other undertaking to which the Acquired Fund is a party or by which it is bound.

               (e) The Acquired Fund has no material contracts or other commitments that will be terminated with liability to the Acquired Fund on, before or after the Closing Date.

               (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets that if adversely determined would materially and adversely affect the financial condition of the Acquired Fund or the conduct of the Acquired Fund's business. The Acquired Fund knows of no facts that might form the basis of the institution of such a proceeding and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the business of the Acquired Fund or the ability of the Acquired Fund to consummate the transactions contemplated herein.

               (g) True and correct copies of the Acquired Fund's (i) Statement of Net Assets as at May 31, 1999 and (ii) Statements of Operations and Changes in Net Assets for the 12-month period then ended, including the accompanying notes, have been furnished to the Acquiring Fund. Such Statement of Net Assets and such Statements of Operations and Changes in Net Assets (and the accompanying notes) have been audited by Deloitte & Touche LLP, independent certified public accountants. Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition and the operations and changes in net assets of the Acquired Fund as of such date and for such period, respectively. There are no known contingent liabilities of the Acquired Fund as of such date required to be reflected or disclosed in such Statement of Net Assets or notes in accordance with generally accepted accounting principles that are not so reflected or disclosed.

               (h) Since May 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.

               (i) The Acquired Fund will file its final federal and other tax returns for the period ending on the Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed before the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

               (j) For the most recent fiscal year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

               (k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund.

               (l) At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act, other than as disclosed to the Acquiring Fund before the date hereof.

               (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of Acquired Fund's Trustees, and subject to the due approval of the Acquired Fund's shareholders, this Agreement, assuming due authorization, execution and delivery by the Acquiring Fund, constitutes a valid and binding obligation of the Acquired Fund on behalf of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. The Acquired Fund's Board of Trustees has called a meeting of the Acquired Fund's shareholders at which the shareholders of the Acquired Fund are to consider and act upon this Agreement.

               (n) The information furnished and to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

               (o) The combined prospectus and proxy statement (the "N-14 prospectus and proxy statement") and the related statement of additional information included in the Registration Statement on Form N-14 of the Acquiring Fund (the "N-14 Registration Statement") did not on the effective date of the N-14 Registration Statement contain any untrue statement of a material fact relating to the Acquired Fund or the meeting of the Acquired Fund shareholders referred to therein or omit to state a material fact required to be stated therein or necessary to make the statements therein relating to the Acquired Fund or such special meeting, in light of the circumstances under which such statements were made, not materially misleading.

               (p) The Acquiring Fund Class A Shares to be issued to the Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         4.2. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

               (a) The Acquiring Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect.

               (b) The Acquiring Fund is duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry out this Agreement.

               (c) The  current   prospectus  and  statement  of  additional
information of the Acquiring Fund conform (and any prospectus or statement of additional information of the Acquiring Fund issued before the Closing Date will conform) in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not (and will not) include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were (or will be) made, not materially misleading.

               (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in, a material violation of its Declaration and Agreement of Trust or By-laws or of any agreement, instrument, contract or other undertaking to which the Acquiring Fund is a party or by which it is bound.

               (e) The Acquiring Fund has no material contracts or other commitments that will be terminated with liability to the Acquiring Fund on, before or after the Closing Date.

               (f) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts that might form the basis of the institution of such a proceeding and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

               (g) True and correct copies of the Acquiring Fund's Statement of Net Assets as at December 14, 1999 including the accompanying notes, have been furnished to the Acquired Fund. Such Statement of Net Assets(and the accompanying notes) have been audited by Deloitte & Touche LLP, independent certified public accountants. Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition and the operations and changes in net assets of the Acquiring Fund as of such date and for such period, respectively. There are no known contingent liabilities of the Acquiring Fund as of such date required to be reflected or disclosed in such Statements of Net Assets or notes in accordance with generally accepted accounting principles that are not so reflected or disclosed.

               (h) Since December 14, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.

               (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed before the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

               (j) The Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

               (k) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, with no personal liability attaching to the ownership thereof. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund.

               (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets.

               (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund's Board of Trustees, and assuming due authorization, execution and delivery by the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

               (n) The N-14 Registration Statement (except insofar as it relates to the Acquired Fund or the special meeting of its shareholders referred to therein) did not on the effective date of the N-14 Registration Statement contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

               (o) The Acquiring Fund Class A Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement have been duly authorized by the Board of Trustees of the Acquiring Fund, and, when issued and delivered at the Closing in accordance with this Agreement, will be duly and validly issued Acquiring Fund Class A Shares and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof.

               (p) The Board of Trustees of the Acquiring Fund has duly adopted a resolution (a copy of which has been furnished to the Acquired Fund) authorizing the issuance of Acquiring Fund Class A Shares pursuant to this Agreement.

5.       COVENANTS

         5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable.

         5.2. The parties intend that the Reorganization contemplated by this Agreement qualify as a reorganization pursuant to section 368(a)(1)(C) of the Code, and will comply with the recordkeeping and reporting requirements set forth in section 1.368-3 of the Treasury Regulations.

         5.3. At or after the Closing, the Acquired Fund will deliver or otherwise make available to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities to it and the holding periods of such securities, as of the Closing Date.

         5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

         5.5. Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund each will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. Before the Closing Date, the Board of Trustees of the Acquired Fund will declare such dividends and distributions, payable no later than the earlier to occur of (a) [90] days after the Closing Date, or (b) the date the first regular dividend payment is made by the Acquiring Fund after the Closing Date, to shareholders of record of the Acquired Fund as of the Closing Date, which, together with all such previous dividends and distributions, shall have the effect of distributing to the shareholders of the Acquired Fund all of the investment company taxable income of the Acquired Fund for all taxable years ending on or before the Closing Date. The dividends and distributions declared by the Acquired Fund shall also include all of the Acquired Fund's net capital gain realized in all taxable years ending on or before the Closing Date (after reduction for any capital loss carry forward). Such dividends and distributions declared before the Closing Date shall be paid by the Acquiring Fund no later than [90] days after the Closing Date.

         5.7. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

         5.8. The Acquired Fund will provide the Acquiring Fund with any additional information reasonably necessary for any revision of the N-14 prospectus and proxy statement referred to in paragraph 4.1(o), all to be included in any amendment to the N-14 Registration Statement, in compliance with the Securities Act, the Securities Exchange Act of 1934, as amended, and the Investment Company Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the Reorganization.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund in all material respects of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, President or a Vice President and its Treasurer or an Assistant Treasurer, in form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund in all material respects of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         7.1. All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         7.2. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

         If any of the conditions set forth below do not exist on the Closing Date with respect to the Acquiring Fund or the Acquired Fund, either party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Declaration and Agreement of Trust and By-laws. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

         8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3. All consents of other parties and all other consents, orders, rulings and permits of federal, state and local regulatory authorities (including those of the Commission, the Internal Revenue Service and state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, ruling or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4. The N-14 Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

         8.5. The parties shall have received a favorable opinion of Wilmer, Cutler & Pickering, addressed to the Acquiring Fund and the Acquired Fund and satisfactory to the Secretary of each such party, substantially to the effect that for federal income tax purposes:

     (a) The acquisition by the Large-Cap Growth Fund of substantially all the assets of the Equity Fund in exchange for voting Class A shares of the Large-Cap Growth Fund and the Large-Cap Growth Fund's assumption of the Equity Fund's liabilities, followed by the distribution by the Equity Fund to its shareholders of the Large-Cap Growth Fund shares, in complete liquidation, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code");


     (b) No gain or loss will be recognized by the Equity Fund upon the transfer of substantially all of its assets to the Large-Cap Growth Fund solely in exchange for Class A shares of the Large-Cap Growth Fund and the Large-Cap Growth Fund's assumption of the Equity Funds liabilities or upon the distribution of such Large-Cap Growth Fund shares to the Equity Fund shareholders;


     (c) The Large-Cap Growth Fund will recognize no gain or loss upon the receipt of substantially all of the assets of the Equity Fund in exchange solely for voting Class A shares of the Large-Cap Growth Fund and the assumption of the Equity Fund's liabilities;


     (d) The shareholders of the Equity Fund will recognize no gain or loss on the receipt of Class A shares of the Large-Cap Growth Fund (including any fractional share interests to which they may be entitled) solely in exchange for their Equity Fund shares;


     (e) The basis of the assets of the Equity Fund in the hands of the Large-Cap Growth Fund will be the same as the basis of such assets in the hands of the Equity Fund immediately prior to the transfer;


     (f) The holding period of the assets of the Equity Fund in the hands of the Large-Cap Growth Fund will include the period during which those assets were held by the Equity Fund;


     (g) The basis of the Large-Cap Growth Fund shares received by each Equity Fund shareholder will be the same as the basis of the Equity Fund shares surrendered in exchange therefor; and


     (h) The holding period of the Class A shares of the Large-Cap Growth Fund received by each Equity Fund shareholder in exchange for Equity Fund shares (including fractional shares to which such a shareholder may be entitled) will include the period that the shareholder held the Equity Fund shares exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the exchange.


         8.6. The Acquiring Fund and the Acquired Fund (i) shall not be affiliated persons of each other, or affiliated persons of such persons, except by virtue of having a common investment adviser or common officers and trustees, or (ii) shall have received an order of the Commission under Section 17(b) of the Investment Company Act exempting the Reorganization from Section 17(a).

9.       BROKERAGE FEES AND EXPENSES

         9.1. The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2. Except as may be otherwise provided herein, the Acquiring Fund and the Acquired Fund each shall pay, or provide for the payment of, the expenses incurred by it in connection with entering into and carrying out the provisions of this Agreement.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. None of the representations and warranties included or provided for herein shall survive the consummation of the transactions contemplated hereby.

11.      TERMINATION

         11.1. This Agreement may be terminated at any time before the Closing
Date:

               (1) by the mutual agreement of the Acquiring Fund and the Acquired Fund;

               (2) by the Acquiring Fund in the event that the Acquired Fund shall, or by the Acquired Fund in the event that the Acquiring Fund shall, commit a material breach of any representation or warranty contained herein or any agreement contained herein and to be performed at or before the Closing Date; or

               by either party if a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund or their respective Trustees or officers to the other party, but the Acquiring Fund and the Acquired Fund shall each bear, or provide for the payment of, the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.2.

12.      AMENDMENTS; WAIVERS

         12.1. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Fund and the Acquired Fund; provided, however, that following the approval of the Acquired Fund shareholders referred to in paragraph 8.1, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Class A Shares to be issued to the Acquired Fund's shareholders under this Agreement to the detriment of such shareholders without their further approval.

         12.2. At or at any time before the Closing either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by personal delivery addressed to the Acquired Fund, 90 Hudson Street, Jersey City, New Jersey 07302-3972, Attention: Office of the Secretary; or to the Acquiring Fund, 90 Hudson Street, Jersey City, New Jersey 07302-3972, Attention: Office of the Secretary.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

         14.4. (a) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

               (b) The Acquiring Fund is hereby expressly put on notice of the limitation of liability as set forth in Article IV of the Declaration and Agreement of Trust of the Acquired Fund and agrees that the obligations assumed by the Acquired Fund pursuant to this Agreement shall be limited in any case to the Acquired Fund and its assets and the Acquiring Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, the trustees, officers, employees or agents of the Acquired Fund or any of them or from any other assets of the Acquired Fund.

               (c) The Acquired Fund is hereby expressly put on notice of the limitation of liability as set forth in Article IV of the Declaration and Agreement of Trust of the Acquiring Fund and agrees that the obligations assumed by the Acquiring Fund pursuant to this Agreement shall be limited in any case to the Acquiring Fund and its assets and the Acquired Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund or any of them or from any other assets of the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board, President or Vice President and attested by its Secretary or Assistant Secretary.


Attest:                                        Lord Abbett Large-Cap Growth Fund



Name: ___________________                      By: ___________________________
Title:  Secretary                              Name:
                                               Title:




Attest:                                        Lord Abbett Equity Fund




Name: ___________________                      By: ___________________________
Title:  Secretary                              Name:
                                               Title:

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH __, 2000

ACQUISITION OF THE ASSETS OF
Lord Abbett Equity Fund
90 Hudson Street
Jersey City, NJ  07302-3972
Telephone No. (800) 426-1130

BY AND IN EXCHANGE FOR CLASS A SHARES OF
Lord Abbett Large-Cap Growth Fund
90 Hudson Street
Jersey City, NJ  07302-3972
Telephone No. (800) 426-1130

This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the Lord Abbett Equity Fund (the Equity Fund) to the Lord Abbett Large-Cap Growth Fund (the Large-Cap Growth Fund) in exchange for Class A shares of the Large-Cap Growth Fund and the assumption by the Large-Cap Growth Fund of the liabilities of the Equity Fund, consists of (i) this cover page and (ii) the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference:

1. Statement of Additional Information of the Equity Fund dated October 1, 1999.

2. Statement of Additional Information of the Large-Cap Growth Fund dated December 30, 1999.

3. Annual Report to Shareholders of the Equity Fund dated August 7, 1999.

4. Semi-Annual Report to Shareholders of the Equity Fund dated February 7, 2000.


Financial statements for the Funds are contained in the Statements of Additional Information referred to above, and are incorporated herein in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

This Statement of Additional Information is not a prospectus. A Combined P rospectus/Proxy Statement dated the date hereof relating to this matter may be obtained without charge by calling or writing the Large-Cap Growth Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with such Combined Prospectus/Proxy Statement.


PRO-FORMA COMBINED PORTFOLIO OF INVESTMENTS
JANUARY 31, 2000


                   Shares
--------------------------------------------
Large-Cap                          Pro-Forma
 Growth            Equity           Combined
  Fund              Fund              Total
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Investments in Common Stocks  82.25%
------------------------------------------------------------------------------------------------------------------------------------
 50                    -                  50 Advertising .01%                             DoubleClick Inc.
  -               18,000              18,000 Aerospace 3.25%                              Boeing Co.
225               20,000              20,225                                              Honeywell International Inc.
                                                                                          Total
  -               12,000              12,000 Aluminum 1.54%                               Alcoa Inc.
                                             Auto Parts: Original
  -                3,500               3,500 Equipment .46%                               Eaton Corp.
  -               13,500              13,500 Automobiles 2.00%                            General Motors Corp.
 50                    -                  50 Banks: Money Center                          Bank of New York
100                9,500               9,600 1.45%                                        Chase Manhattan Corp.
260                    -                 260                                              Citigroup
                                                                                          Total
  -               22,000              22,000 Banks: Regional 5.82%                        First Security Corp.
  -               19,000              19,000                                              First Tennessee National Corp.
  -               33,000              33,000                                              Mellon Financial Corp.
100               24,000              24,100                                              Wells Fargo Co.
 25                    -                  25                                              Zions Bancorp.
                                                                                          Total
515                    -                 515 Beverages .05%                               Coca Cola Co. Inc.
 75                    -                  75 Broadcasting .01%                            Clear Channel Communications
 50                    -                  50 Brokers .01%                                 Lehman Brothers Holding
 10                    -                  10 Business Services .00%                       Ariba Inc.
  -               10,500              10,500 Cable Services 1.56%                         MediaOne Group Inc.
165                    -                 165                                              Time Warner Inc.
                                                                                          Total
  -               10,000              10,000 Chemicals 3.85%                              Dow Chemical Co.
  -               22,000              22,000                                              Rohm & Haas Co.
                                                                                          Total
375                    -                 375 Communications Services .07%                 America Online Inc.
 50                    -                  50                                              Yahoo Inc.
                                                                                          Total
365                    -                 365 Communications                               Corning Inc.
  -               10,000              10,000 Technology .50%                              Loral Space & Communications
250                    -                 250                                              Lucent Technologies Inc.
 45                    -                  45                                              QUALCOMM Inc.
                                                                                          Total
100               29,000              29,100 Computer Services 3.65%                      Ceridian Corp.
100                5,000               5,100                                              Computer Sciences Corp.
  -               33,000              33,000                                              Unisys Corp.
                                                                                          Total
220               26,500              26,720 Computer: Hardware 1.59%                     Compaq Computer Corp.
450                    -                 450                                              EMC Corp.
100                    -                 100                                              Hewlett-Packard Co.
350                    -                 350                                              Intel Corp.
245                    -                 245                                              International Business Machines Corp.
 10                    -                  10                                              JDS Uniphase Corp.
100                    -                 100                                              Solectron Corp.
                                                                                          Total
 50                    -                  50 Computer: Software 2.83%                     Automatic Data Processing
  -               15,000              15,000                                              Cadence Design Systems Inc.
100               10,000              10,100                                              Computer Associates International, Inc
 25                    -                  25                                              Comverse Tech
 75                    -                  75                                              Electronic Data Systems Corp.
485                    -                 485                                              Microsoft Corp.
200                    -                 200                                              Novell Inc.
400                9,000               9,400                                              Oracle Corp.
                                                                                          Total
480                    -                 480 Computer Technology .18%                     Cisco Systems Inc.
795                    -                 795                                              Dell Computer Corp.
 65                    -                  65                                              Seagate Technology Inc.
135                    -                 135                                              Sun Microsystems Inc.
                                                                                          Total
 60               10,000              10,060 Conglomerates 1.73%                          Minnesota Mining & Manufacturing Co.
  -               11,000              11,000 Copper 1.18%                                 Phelps Dodge Corp.
230                    -                 230 Cosmetics & Toiletries .04%                  Procter & Gamble
 60               18,000              18,060 Data Processing Equipment &
                                             Components 1.63%                             First Data Corp.
                       -                 775 Diversified: Manufacturing .06%              Tyco International Ltd.
  -               17,000              17,000 Drugs 3.99%                                  American Home Products Corp.
215                    -                 215                                              Amgen Inc.
210                6,500               6,710                                              Bristol-Myers Squibb Co.
160                    -                 160                                              Johnson & Johnson
185                    -                 185                                              Merck & Co. Inc.
400                    -                 400                                              Pfizer Inc.
  -               18,000              18,000                                              Pharmacia & Upjohn Inc.
240                    -                 240                                              Warner-Lambert Co.
                                                                                          Total
  -               10,000              10,000 Electric Power 9.90%                         Carolina Power & Light Co.
  -               20,000              20,000                                              Dominion Resources Inc.
  -               25,000              25,000                                              Duke Energy Corp.
  -               17,500              17,500                                              FPL Group
  -               75,000              75,000                                              SCANA Corp.
                                                                                          Total
  -               14,000              14,000 Electrical Equipment 1.37%                   Emerson Electric Co.
 85                    -                  85 Electronics: Semiconductor                   Applied Materials Inc.
 20                    -                  20 .04%                                         Conexant Systems
100                    -                 100                                              Texas Instruments Inc.
                                                                                          Total
  -               20,000              20,000 Energy Equipment & Services .91%             Baker Hughes
 90                    -                  90 Entertainment .01%                           The Walt Disney Co.
 75                    -                  75 Financial Services .07%                      American Express Co.
110                    -                 110                                              Morgan Stanley Dean Witter & Co.
440                    -                 440                                              Schwab (Charles) Corp.
                                                                                          Total

 50                    -                  50 Financial: Miscellaneous .01%                Fannie Mae
 50                    -                  50                                              Freddie Mac
                                                                                          Total
  -               30,000              30,000 Food 2.74%                                   Heinz H.J. Co.
100                    -                 100                                              Safeway Inc.
  -               20,000              20,000                                              Sara Lee Corp.
 60                    -                  60                                              Sysco Corp.
                                                                                          Total
  -                6,500               6,500 Health Care Management Services 1.66%        Cigna Corp.
  -               16,000              16,000                                              Columbia HCA Healthcare Corp.
                                                                                          Total
 50                    -                  50 Health Care Products .01%                    Guidant Corp.
  -               32,000              32,000 Insurance 5.60%                              ACE Ltd.
  -               37,000              37,000                                              AON Corp.
  -               15,000              15,000                                              American General Corp.
260                    -                 260                                              American International Group Inc.
  -               19,000              19,000                                              St. Paul Co. Inc.
                                                                                          Total
300                    -                 300 Leisure .02%                                 Carnival Corp.
  -               15,000              15,000 Machinery: Agriculture 1.21%                 Deere & Co.
  -               20,000              20,000 Metals & Minerals .75%                       Newmont Mining Corp.

100                    -                 100 Miscellaneous: Business & Consumer .01%      Viacom Inc.
325                    -                 325 Multi-Sector Co. .08%                        General Electric Co.
 50                    -                  50 Office Supplies .02%                         Avery Dennison Corp.
100                    -                 100                                              Lexmark International Group
 10                    -                  10                                              Staples Inc.
                                                                                          Total
 50                6,000               6,050 Oil: Integrated International 7.69%          Chevron Corp.
250               33,000              33,250                                              Exxon Mobil Corp.
  -               17,000              17,000                                              Texaco Inc.
                                                                                          Total
 55                    -                  55 Oil: Pipelines .01%                          Enron Corp.
  -               15,000              15,000 Paper and Forest Products                    Champion International Corp.
  -               15,000              15,000 2.93%                                        International Paper Co.
                                                                                          Total

  -               12,000              12,000 Publishing 3.07%                             Dow Jones & Co. Inc.
200                5,000               5,200                                              Gannett Co. Inc.
285               13,000              13,285                                              Tribune Co.
                                                                                          Total
 60                    -                  60 Restaurants .00%                             Starbucks Corp.
 75                    -                  75 Retail 1.54%                                 Best Buy Co. Inc.
  -               20,000              20,000                                              Consolidated Stores Corp.
  -               12,500              12,500                                              Federated Department Store Inc.
415                    -                 415                                              Wal Mart Stores Inc.
175                    -                 175                                              Walgreen Co.
                                                                                          Total
 50                    -                  50 Retail: Specialty .07%                       Ebay Inc.
525                    -                 525                                              Home Depot Inc.
                                                                                          Total

 25                    -                  25 Technology .01%                              Exodus Communications
350                    -                 350 Telecommunications Equipment .04%            Vodafone Airtouch plc ADR
100                    -                 100 Telecommunications 2.23%                     3Com. Corp.
  -                7,500               7,500                                              Alltel Corp.
  -               10,500              10,500                                              Bell Atlantic Corp.
 35                    -                  35                                              Comcast Corp.
 75                    -                  75                                              Motorola Inc.
 50                    -                  50                                              Network Appliance Inc.
150                    -                 150                                              Nokia Corp. ADR
100                    -                 100                                              Nortel Network
100                    -                 100                                              SBC Communications Inc.
                                                                                          Total
200               25,000              25,200 Telephone: Long Distance 2.47%               AT&T Corp.
325                    -                 325                                              MCI WorldCom Inc.
                                                                                          Total
  -                2,500               2,500 Transportation: Miscellaneous .27%           United Parcel Service Inc. Class B
                                                                                          Total Investments in Common Stocks
                                                                                                (Cost $ 41,870,668)
-----------------------------------------------------------------------------------------------------------------------------------
                                             U.S. Government and Agency Issues 19.91%
------------------------------------------------------------------------------------------------------------------------------------
  -           11,000,000          11,000,000                                              U.S. Treasury Strip due 5/15/2000
                                                                                               (Cost $10,723,126)
                                                                                          Total Long-Term Investments 102.16%
                                                                                               (Cost $52,593,794)
-----------------------------------------------------------------------------------------------------------------------------------
                                             Short-Term Investments 1.14%
-----------------------------------------------------------------------------------------------------------------------------------
20,000                    -            20,000                                             FC Discount (5.72% due 2/1/2000)
  -              600,000              600,000                                             FHLMC Discount (5 3/4% due 2/1/2000)
                                                                                          Total Short-Term Investments
                                                                                               (Cost $620,000)
                                                                                          Total Investments 103.30%
                                                                                               (Cost $53,213,794)
                                              Other Assets and Liabilities 3.30%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Net Assets 100.00%
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Investments in Common Stocks 82.25%
----------------------------------------------------------------------------------------------------------------------------------


                                             Investments                               Fund            Fund              Total
Advertising .01%                             DoubleClick Inc.                          4,941                -           $ 4,941
Aerospace 3.25%                              Boeing Co.                                    -          797,625           797,625
                                             Honeywell International Inc.             10,800          960,000           970,800
                                             Total                                    10,800        1,757,625         1,768,425
Aluminum 1.54%                               Alcoa Inc.                                    -          836,250           836,250
Auto Parts: Original
Equipment .46%                               Eaton Corp.                                   -          250,031           250,031
Automobiles 2.00%                            General Motors Corp.                          -        1,085,906         1,085,906
Banks: Money Center                          Bank of New York                           2,031                -             2,031
1.45%                                        Chase Manhattan Corp.                      8,044          764,156           772,200
                                             Citigroup                                 14,934                -            14,934
                                             Total                                     25,009          764,156           789,165
Banks: Regional 5.82%                        First Security Corp.                           -          569,250           569,250
                                             First Tennessee National Corp.                 -          496,375           496,375
                                             Mellon Financial Corp.                         -        1,132,312         1,132,312
                                             Wells Fargo Co.                           4,000          960,000           964,000
                                             Zions Bancorp.                            1,478                -             1,478
                                             Total                                     5,478        3,157,937         3,163,415
Beverages .05%                               Coca Cola Co. Inc.                       29,580                -            29,580
Broadcasting .01%                            Clear Channel Communications              6,478                -             6,478
Brokers .01%                                 Lehman Brothers Holding                   3,575                -             3,575
Business Services .00%                       Ariba Inc.                                1,626                -             1,626
Cable Services 1.56%                         MediaOne Group Inc.                           -          834,750           834,750
                                             Time Warner Inc.                         13,190                -            13,190
                                             Total                                    13,190          834,750           847,940
Chemicals 3.85%                              Dow Chemical Co.                              -        1,165,000         1,165,000
                                             Rohm & Haas Co.                               -          929,500           929,500
                                             Total                                         -        2,094,500         2,094,500
Communications Services .07%                 America Online Inc.                      21,352                -            21,352
                                             Yahoo Inc.                               16,103                -            16,103
                                             Total                                    37,455                -            37,455
Communications                               Corning Inc.                             56,301                -            56,301
Technology .50%                              Loral Space & Communications                  -          196,250           196,250
                                             Lucent Technologies Inc.                 13,812                -            13,812
                                             QUALCOMM Inc.                             5,715                -             5,715
                                             Total                                    75,828          196,250           272,078
Computer Services 3.65%                      Ceridian Corp.                            1,600          464,000           465,600
                                             Computer Sciences Corp.                   9,187          459,375           468,562
                                             Unisys Corp.                                  -        1,051,875         1,051,875
                                             Total                                    10,787        1,975,250         1,986,037
Computer: Hardware 1.59%                     Compaq Computer Corp.                     6,022          725,438           731,460
                                             EMC Corp.                                47,925                -            47,925
                                             Hewlett-Packard Co.                      10,825                -            10,825
                                             Intel Corp.                              34,628                -            34,628
                                             International Business Machines Corp.    27,486                -            27,486
                                             JDS Uniphase Corp.                        1,936                -             1,936
                                             Solectron Corp.                           7,263                -             7,263
                                             Total                                   136,085          725,438           861,523
Computer: Software 2.83%                     Automatic Data Processing                 2,372                -             2,372
                                             Cadence Design Systems Inc.                    -          309,375           309,375
                                             Computer Associates International,
                                             Inc.                                      6,869          686,875           693,744
                                             Comverse Tech                             3,584                -             3,584
                                             Electronic Data Systems Corp.             5,072                -             5,072
                                             Microsoft Corp.                          47,469                -            47,469
                                             Novell Inc.                               6,675                              6,675
                                             Oracle Corp.                             19,981          449,578           469,559
                                             Total                                    92,022        1,445,828         1,537,850
Computer Technology .18%                     Cisco Systems Inc.                       52,560                -            52,560
                                             Dell Computer Corp.                      30,558                -            30,558
                                             Seagate Technology Inc.                   2,604                -             2,604
                                             Sun Microsystems Inc.                    10,606                -            10,606
                                             Total                                    96,328                -            96,328
Conglomerates 1.73%                          Minnesota Mining & Manufacturing Co.      5,617          936,250           941,867
Copper 1.18%                                 Phelps Dodge Corp.                            -          639,375           639,375
Cosmetics & Toiletries .04%                  Procter & Gamble                         23,201                -            23,201
Data Processing Equipment & Components 1.63% First Data Corp.                          2,944          883,125           886,069
Diversified: Manufacturing .06%              Tyco International Ltd.                  33,131                -            33,131
Drugs 3.99%                                  American Home Products Corp.                  -          800,063           800,063
                                             Amgen Inc.                               13,693                -            13,693
                                             Bristol-Myers Squibb Co.                 13,860          429,000           442,860
                                             Johnson & Johnson                        13,770                             13,770
                                             Merck & Co. Inc.                         14,580                -            14,580
                                             Pfizer Inc.                              14,550                -            14,550
                                             Pharmacia & Upjohn Inc.                       -          846,000           846,000
                                             Warner-Lambert Co.                       22,785                -            22,785
                                             Total                                    93,238        2,075,063         2,168,301
Electric Power 9.90%                         Carolina Power & Light Co.                    -          322,500           322,500
                                             Dominion Resources Inc.                       -          835,000           835,000
                                             Duke Energy Corp.                             -        1,443,750         1,443,750
                                             FPL Group                                     -          738,281           738,281
                                             SCANA Corp.                                   -        2,039,063         2,039,063
                                             Total                                         -        5,378,594         5,378,594
Electrical Equipment 1.42%                   Emerson Electric Co.                          -          770,875           770,875
Electronics: Semiconductor                   Applied Materials Inc.                   11,666                -            11,666
 .04%                                         Conexant Systems                          1,690                -             1,690
                                             Texas Instruments Inc.                   10,788                -            10,788
                                             Total                                    24,144                -            24,144
Energy Equipment & Services .91%             Baker Hughes                                  -          492,500           492,500
Entertainment .01%                           The Walt Disney Co.                       3,268                -             3,268
Financial Services .07%                      American Express Co.                     12,361                -            12,361
                                             Morgan Stanley Dean Witter & Co.          7,288                -             7,288
                                             Schwab (Charles) Corp.                   15,868                -            15,868
                                             Total                                    35,517                -            35,517

Financial: Miscellaneous .01%                Fannie Mae                                2,997                -             2,997
                                             Freddie Mac                               2,509                -             2,509
                                             Total                                     5,506                -             5,506
Food 2.74%                                   Heinz H.J. Co.                                -        1,115,625         1,115,625
                                             Safeway Inc.                              3,819                -             3,819
                                             Sara Lee Corp.                                -          368,750           368,750
                                             Sysco Corp.                               2,134                -             2,134
                                             Total                                     5,953        1,484,375         1,490,328
Health Care Management Services 1.66%        Cigna Corp.                                   -          466,375           466,375
                                             Columbia HCA Healthcare Corp.                 -          437,000           437,000
                                             Total                                         -          903,375           903,375
Health Care Products .01%                    Guidant Corp.                             2,631                -             2,631
Insurance 5.60%                              ACE Ltd.                                      -          566,000           566,000
                                             AON Corp.                                     -          957,375           957,375
                                             American General Corp.                        -          921,563           921,563
                                             American International Group Inc.        27,073                -            27,073
                                             St. Paul Co. Inc.                             -          573,562           573,562
                                             Total                                    27,073        3,018,500         3,045,573
Leisure .02%                                 Carnival Corp.                           13,519                -            13,519
Machinery: Agriculture 1.21%                 Deere & Co.                                   -          655,312           655,312
Metals & Minerals .75%                       Newmont Mining Corp.                          -          407,500           407,500

Miscellaneous: Business & Consumer .01%      Viacom Inc.                               5,538                -             5,538
Multi-Sector Co. .08%                        General Electric Co.                     43,347                -            43,347
Office Supplies .02%                         Avery Dennison Corp.                      3,388                -             3,388
                                             Lexmark International Group               9,425                -             9,425
                                             Staples Inc.                                238                -               238
                                             Total                                    13,051                -            13,051
Oil: Integrated International 7.69%          Chevron Corp.                             4,178          501,375           505,553
                                             Exxon Mobil Corp.                        20,875        2,755,500         2,776,375
                                             Texaco Inc.                                   -          898,875           898,875
                                             Total                                    25,053        4,155,750         4,180,803
Oil: Pipelines .01%                          Enron Corp.                               3,709                -             3,709
Paper and Forest Products                    Champion International Corp.                  -          877,500           877,500
2.93%                                        International Paper Co.                       -          714,375           714,375
                                             Total                                         -        1,591,875         1,591,875

Publishing 3.07%                             Dow Jones & Co. Inc.                          -          744,000           744,000
                                             Gannett Co. Inc.                         13,900          347,500           361,400
                                             Tribune Co.                              12,023          548,438           560,461
                                             Total                                    25,923        1,639,938         1,665,861
Restaurants .00%                             Starbucks Corp.                           1,920                -             1,920
Retail 1.54%                                 Best Buy Co. Inc.                         3,581                -             3,581
                                             Consolidated Stores Corp.                     -          285,000           285,000
                                             Federated Department Store Inc.               -          520,313           520,313
                                             Wal Mart Stores Inc.                     22,721                -            22,721
                                             Walgreen Co.                              4,834                -             4,834
                                             Total                                    31,136          805,313           836,449
Retail: Specialty .07%                       Ebay Inc.                                 7,503                -             7,503
                                             Home Depot Inc.                          29,728                -            29,728
                                             Total                                    37,231                -            37,231

Technology .01%                              Exodus Communications                     2,872                -             2,872
Telecommunications Equipment .04%            Vodafone Airtouch plc ADR                19,600                -            19,600
Telecommunications 2.23%                     3Com. Corp.                               5,075                -             5,075
                                             Alltel Corp.                                  -          500,625           500,625
                                             Bell Atlantic Corp.                           -          650,344           650,344
                                             Comcast Corp.                             1,610                -             1,610
                                             Motorola Inc.                            10,256                -            10,256
                                             Network Appliance Inc.                    5,019                -             5,019
                                             Nokia Corp. ADR                          27,450                -            27,450
                                             Nortel Network                            9,563                -             9,563
                                             SBC Communications Inc.                   4,313                -             4,313
                                             Total                                    63,286        1,150,969         1,214,255
Telephone: Long Distance 2.47%               AT&T Corp.                               10,550        1,318,750         1,329,300
                                             MCI WorldCom Inc.                        14,930                -            14,930
                                             Total                                    25,480        1,318,750         1,344,230
Transportation: Miscellaneous .27%           United Parcel Service Inc. Class B            -          148,750           148,750
                                             Total Investments in Common Stocks
                                                  (Cost $ 41,870,668)              1,123,070       43,580,110        44,703,180
------------------------------------------------------------------------------------------------------------------------------------
                               U.S. Government and Agency Issues 19.91%
-----------------------------------------------------------------------------------------------------------------------------------
                                             U.S. Treasury Strip due 5/15/2000             -       10,823,010        10,823,010
                                                  (Cost $10,723,126)
                                             Total Long-Term Investments 102.16%
                                                  (Cost $52,593,794)               1,123,070       54,003,120        54,403,120
-----------------------------------------------------------------------------------------------------------------------------------
                               Short-Term Investments 1.14%
-----------------------------------------------------------------------------------------------------------------------------------
                                             FC Discount (5.72% due 2/1/2000)         20,000            -                20,000
                                             FHLMC Discount (5 3/4% due 2/1/2000)       -             600,000           600,000
                                             Total Short-Term Investments             20,000          600,000           620,000
                                             Total Investments 103.30%
                                              (Cost $53,213,794)                   1,143,070       55,003,120        56,146,190
-----------------------------------------------------------------------------------------------------------------------------------
                              Other Assets and Liabilities 3.30%                     (16,058)          420,635           277,658
-----------------------------------------------------------------------------------------------------------------------------------
                              Net Assets 100.00%                                   1,127,012       55,423,755        56,423,848
-----------------------------------------------------------------------------------------------------------------------------------
                              ADR  American Deposito+A23ry Receipt
                              See Notes to Pro-Forma Financial Statements.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2000
(UNAUDITED)




                                              Large-Cap Growth     Equity      Pro-Forma         Pro-Forma
                                                 Fund*              Fund       Adjustments        Combined

ASSETS
Investments, at value*                          $ 1,143,070    $ 55,003,120                    $ 56,146,190
Cash                                                 11,107         100,544                         111,651
Receivable for Capital Shares Sold                   21,000               -                          21,000
Dividends Receivable                                    282          42,180                          42,462
Receivable for Securities Sold                            8       2,974,638                       2,974,646
Prepaid costs                                        56,000               -                          56,000

  Total Assets                                  $ 1,231,467    $ 58,120,482                    $ 59,351,949



LIABILITIES
Payable to Manager                                 $ 46,100        $ 31,891                        $ 77,991
Payable for Securities Purchased                     48,455       2,209,984                       2,258,439
Payable for Capital Shares Repurchased                    -         308,172                         308,172
Trustees Fees Payable                                     -          35,141                          35,141
Other                                                 9,900         111,539       55,000 (1)        176,439
Dividends Payable                                         -               -    2,144,568 (2)

  Total Liabilities                               $ 104,455     $ 2,696,727     $ 2,199,568       5,000,750

NET ASSETS
Paid in Capital                                 $ 1,096,099    $ 50,377,334     $ (55,000)(1)  $ 51,418,433
Accumulated Net Realized Gain (Loss)                   (312)      2,096,446   (2,096,446) (2)         (312)
Undistributed net investment income                     682         528,692       (71,919)(2)       457,455
Net Unrealized Appreciation of Investments           30,543       2,901,853                       2,932,396
Net Assets, January 31, 2000                    $ 1,127,012    $ 55,423,755    $(2,199,568)      54,351,199

Class A - Net Asset Value                            $10.32          $27.71                          $10.31
                 Maximum Sales Charge                 5.75%           5.50%                           5.75%
                 Maximum Offering Price              $10.95          $29.32                          $10.94
                         Shares Outstanding         108,725       1,999,974                       5,271,221
Class B - Net Asset Value                            $10.32                                          $10.32
                         Shares Outstanding             113                                             113
Class C - Net Asset Value                            $10.32                                          $10.32
                         Shares Outstanding             113                                             113
Class P - Net Asset Value                            $10.32                                          $10.32
                         Shares Outstanding             113                                             113
Class Y - Net Asset Value                            $10.32                                          $10.32
                         Shares Outstanding             113                                             113
*Cost                                           $ 1,112,527    $ 52,101,267                    $ 53,213,794

(1)  Reflects the charge for estimated Reorganization expenses of $55,000
(2)  See explanation of adjustments on the Combined Pro-Forma Statement of Operations

See Combined Notes to Financial Statements


PRO-FORMA COMBINED STATEMENT OF OPERATIONS
TWELVE MONTHS ENDED JANUARY 31, 2000
(UNAUDITED)




                                                                      Large-Cap Growth    Equity     Pro-Forma          Pro-Forma
                                                                            Fund*          Fund      Adjustments **      Combined
Investment Income
                         Dividends                                           $ 682       $ 946,393                         $ 947,075
                         Interest                                                0         989,465                           989,465
Total Income                                                                   682       1,935,858                         1,936,540

Expense
                         Management fee                                      1,043         401,456      61,762     (1)       464,261
                         Management fee waived                             (1,043)               0       1,043     (2)             0
                         Registration                                            0               0      56,000     (3)        56,000
                         Shareholder servicing                                 100          93,939                            94,039
                         12b-1 distribution plan - Class A                       0         154,406      61,762     (4)       216,168
                         Professional                                        5,200          35,994                            41,194
                         Insurance                                               0         118,148    (118,148)    (5)             0
                         Reports to shareholders                             3,200          20,354                            23,554
                         Other                                               1,400           4,460        (400)    (6)         5,460
Total Expenses before reimbursements                                         9,900         828,757      62,019               900,676
Expenses reimbursed by Lord Abbett                                         (9,900)               0       9,900     (7)             0
Net Expenses                                                                     0         828,757      71,919               900,676

Net Investment Income (Loss)                                                   682       1,107,101     (71,919)            1,035,864

Realized & Unrealized Gain(Loss) on Investments
Net realized gain (loss) from investment transactions                        (312)      10,417,621                        10,417,309
Net change in unrealized appreciation/depreciation of investments           30,543    (10,733,231)                      (10,702,688)
Net realized and unrealized gain (loss) on investments                      30,231       (315,610)                         (285,379)
Net Increase in Net Assets Resulting from Operations                      $ 30,913       $ 791,491   $ (71,919)            $ 750,485



*    For the Period from December 15, 1999 (commencement of operations) to January 31, 2000
**  This Pro Forma Combined Statement of Operations excludes non-recurring estimated Reorganization expenses of $55,000.

(1)  Adjustment to reflect increase in management fee on Equity Fund from .65% to .75% of average net assets.
(2)  Adjustment to reflect elimination of voluntary management fee waiver.
(3)  Adjustment to reflect increase in registration fees.
(4)  Adjustment to reflect increase in 12b-1 fees from .25% to .35% of Class A average net assets.
(5)  Adjustment to reflect elimination of insurance expense.
(6)  Adjustment to reflect elimination of duplicative expenses.
(7)  Adjustment to reflect elimination of voluntary expense reimbursements by Lord Abbett.


See Combined Notes to Financial Statements

Combined Notes to Financial Statements

1. Significant Accounting Policies. The accompanying financial statements represent the pro-forma combined financial statements of Lord Abbett Large-Cap Growth Fund (the Fund, which term as used herein shall refer to the Large-Cap Growth Fund after giving effect to the Reorganization) and the Lord Abbett Equity Fund. The Fund, organized as a Delaware business trust on September 29, 1999, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments that are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies followed by the Fund: (a) Security valuation is determined as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Funds officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the last bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities are valued at amortized cost (which approximates market value) if the maturity is 60 days or less at the time of purchase, or market value if the maturity is greater than 60 days. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees; ( b ) It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required; (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

2. Management Fee and Other Transactions with Affiliates. The Fund has a management agreement with Lord, Abbett & Co. (Lord Abbett) pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Fund's investment portfolio. The management fee is based on average daily net assets for each month at the annual rate of 0.75% of average daily net assets. The Fund has Rule 12b-1 plans and agreements (the Class A , Class B, Class C and Class P Plans) with Lord Abbett Distributor LLC ( Distributor ), an affiliate of Lord Abbett. The Fund makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Fund pays Distributor
(1) an annual service fee of 0.25% of average daily net assets, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value of Class A shares. Pursuant to the Class B and Class C Plans, the Fund pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class P Plan, the Fund pays Distributor an annual service and distribution fee of 0.20% and 0.25 % , respectively, of the average daily net asset value of the Class P shares. Class Y does not have a Plan. Certain of the Funds officers and trustees have an interest in Lord Abbett.

3. Trustees Remuneration. The Trustees of the Fund associated with Lord Abbett and all officers of the Fund receive no compensation from the Fund for acting as such. Outside Trustees fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustees fees payable at January 31, 2000, under a deferred compensation plan, were $33,000.

--------------------------------------------------------------------------------
PART C                    OTHER INFORMATION
--------------------------------------------------------------------------------
Item 15                    Indemnification

The Registrant is a Delaware Business Trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant's Declaration and Instrument of Trust at Section 4.3 relating to indemnification of Trustees, officers, etc. states the following. The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this
Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c)a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16  Exhibits

         (1) Declaration of Trust is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
         (2) By-Laws are incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
         (3)   Not applicable.
         (4) Reorganization Agreement (filed as Appendix to Prospectus/Proxy Statement).
         (5)   Instruments Defining Rights of Security Holders not applicable.
         (6) Management Agreement is incorporated by reference to the Initial Registration Statement on Form N-1A filed on
               September 30,  1999.
         (7) Distribution Agreement is incorporated by reference to the Initial Registration Statement on Form N-1A filed on
               September 30, 1999.
         (8)   To be filed by amendment.
         (9) Custodian Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999.
        (10) Rule 18f-3 Plan is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999. Rule 12b-1 Plans are incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
        (11)   Tax opinion (to be filed by amendment).
        (12) Consent of Deloitte & Touche LLP filed herewith (opinions filed as part of annual reports of Funds).
        (13)   Not applicable.
        (14)   Not applicable.
        (15)   Not applicable.
        (16)   Not applicable.
        (17) (a) Initial Capital Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999.
             (b)  Financial Data Schedule not applicable.
             (c) Financial Statements are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999, to the Annual Report to shareholders of the Equity Fund dated August 17, 1999 and to the Semi-Annual Report to shareholders of the Equity Fund dated February 7, 2000.
             (d) Transfer Agency Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28,1999.
             (e)  Proxy Card
             (f) Lord Abbett Large-Cap Growth Fund Prospectus dated December 30, 1999
             (g) 1999 Semi-Annual Report for the six-months ending November 30, 1999
             (h)  Lord Abbett Equity Fund 1999 Annual Report

Item 17        Undertakings

       (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the initial bona fide offering of them.


                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on behalf of the registrant in Jersey City, New Jersey, on the 25th day of February, 2000


                                        LORD ABBETT LARGE-CAP GROWTH FUND

                                        /s/ Lawrence H. Kaplan
                                        ---------------------------
                                        By:  Lawrence H. Kaplan
                                             Vice President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

--------------------------------------------------------------------------------
     SIGNATURE                  TITLE                         DATE


/s/ Robert S. Dow          Chairman, President            February 25, 2000
------------------         -------------------            -----------------
Robert S. Dow


/s/ E. Thayer Bigelow          Director/Trustee           February 25, 2000
---------------------          ----------------           -----------------
E. Thayer Bigelow


/s/ William H. T. Bush         Director/Trustee           February 25, 2000
----------------------         ----------------           -----------------
William H. T. Bush


/s/ Robert B. Calhoun, Jr.     Director/Trustee           February 25, 2000
-------------------------      ----------------           -----------------
Robert B. Calhoun, Jr.

/s/ Stewart S. Dixon           Director/Trustee           February 25, 2000
--------------------           ----------------           -----------------
Stewart S. Dixon

/s/ John C. Jansing            Director/Trustee           February 25, 2000
-------------------            ----------------           -----------------
John C. Jansing

/s/ C. Alan  MacDonald         Director/Trustee           February 25, 2000
----------------------         ----------------           -----------------
C. Alan MacDonald


/s/ Hansel B. Millican, Jr.    Director/Trustee           February 25, 2000
--------------------------     ----------------           -----------------
Hansel B. Millican, Jr.


/s/ Thomas J. Neff             Director/Trustee           February 25, 2000
------------------             ----------------           -----------------
Thomas J. Neff


/s/ Donna M. McManus        Chief Financial Officer       February 25, 2000
--------------------        -----------------------       -----------------
Donna M. McManus